UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150

Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.

Quaker Investment Trust

1180 W. Swedesford Road, Suite 150

Berwyn, PA 19312
(Name and address of agent for service)

(800) 220-8888

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

Semi-Annual Report

December 31, 2014

Quaker Event Arbitrage Fund

Quaker Global Tactical Allocation Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Value Fund

Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser or sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders (unaudited)

December 31, 2014

Dear Fellow Shareholder:

The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.
Chairman & CEO

Quaker Investment Trust

Performance Update (unaudited)

Quaker Event Arbitrage Fund (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (“Fund”) seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return
	Expense Ratio*	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2014
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge

Class A	1.99%	11/21/2003	-3.52%	2.12%	3.05%	4.23%	3.27%	3.85%	5.52%	6.06%

Class C	2.74%	6/7/2010	1.36%	1.36%	N/A	N/A	N/A	N/A	2.85%	2.85%

Institutional Class	1.74%	6/7/2010	2.34%	2.34%	N/A	N/A	N/A	N/A	3.85%	3.85%

S&P 500® Total Return Index**			13.69%	13.69%	15.45%	15.45%	7.67%	7.67%	8.59%	8.59%

*	As stated in the Prospectus dated October 29, 2014. Net Expense Ratio shown. Gross Expense Ratio: A:2.15%, C: 2.90%, I: 1.90%. The net expense ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through October 28, 2015. Absent the waiver and reimbursement, performance would have been less favorable.
**	The benchmark since inception returns are calculated since commencement of November 21, 2003 through December 31, 2014.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

ADVISER: Quaker Funds, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2014 $114,411,395

Top 10 Holdings*** (% of net assets)
Pfizer, Inc.	2.9%
WellCare Health Plans, Inc.	2.1%
Walgreens Boots Alliance, Inc.	2.0%
FTD Cos., Inc.	2.0%
API Technologies Corp.	1.9%
LSB Industries, Inc.	1.9%
Crown Castle International Corp.	1.9%
Mondelez International, Inc.	1.8%
Hertz Global Holdings, Inc.	1.8%
IEC Electronics Corp.	1.7%
% Fund Total	20.0%

***	Includes Long Holdings only and Excludes Short-Term Investments

Sectors (% of net assets)

58.8%	Domestic Common Stocks
2.6%	Basic Materials
13.7%	Communications
5.0%	Consumer, Cyclical
18.6%	Consumer, Non-cyclical
2.4%	Diversified
1.3%	Energy
3.1%	Financial
0.9%	Healthcare
8.2%	Industrial
3.0%	Technology
9.7%	Foreign Common Stocks
1.1%	Preferred Stocks
4.4%	Real Estate Investment Trusts
0.0%	Rights
3.9%	Structured Notes
0.3%	Asset Backed Securities
0.9%	Convertible Bonds
3.7%	Corporate Bonds
0.4%	Mortgage Backed Securities
0.7%	Municipal Bonds
0.4%	Term Loan
0.3%	Purchased Options
9.8%	Investments Purchased with Proceeds from Securities Lending
94.4%	Total Market Value of Investments
5.6%	Other Assets in Excess of Liabilities, Net
100.0%	Total Net Assets

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Performance Update (unaudited)

Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Global Tactical Allocation Fund (“Fund”) seeks to provide long-term growth of capital. The Fund invests in common stocks of U.S. companies and American Depositary Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.

Average Annualized Total Return
	Expense Ratio*	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2014
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge

Class A	2.19%	5/1/2008	3.04%	9.05%	10.12%	11.38%	N/A	N/A	0.38%	1.23%

Class C	2.94%	5/1/2008	8.29%	8.29%	10.55%	10.55%	N/A	N/A	0.47%	0.47%

Institutional Class	1.94%	7/23/2008	9.31%	9.31%	11.64%	11.64%	N/A	N/A	3.46%	3.46%

MSCI World® Index**			4.94%	4.94%	10.20%	10.20%	N/A	N/A	4.04%	4.04%

*	As stated in the Prospectus dated October 29, 2014.
**	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2014.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World® Index”) measures developed-market equity performance throughout the world. The MSCI World Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2014 $7,939,773

Top 10 Holdings *** (% of net assets)

Biogen Idec, Inc.	4.9%
Amgen, Inc.	4.0%
Roche Holdings Ltd. - ADR	3.4%
American Airlines Group, Inc.	2.9%
Adobe Systems Inc.	2.6%
FedEx Corp.	2.5%
Liberty Global PLC - Series C	2.3%
Novartis AG - ADR	2.2%
ACE Ltd.	2.1%
Bayerische Motoren Werke AG - ADR	2.1%
% Fund Total	29.0%

***	Includes Long Holdings only and Excludes Short-Term Investments

Country Allocation (% of net assets)

94.9%	Common Stocks
1.3%	Belgium
0.8%	Bermuda
2.7%	Cayman Islands
1.0%	Finland
1.2%	France
2.2%	Germany
2.1%	India
3.1%	Ireland
1.2%	Jersey
1.7%	Netherlands
7.7%	Switzerland
6.1%	United Kingdom
63.8%	United States
2.8%	Exchange-Traded Funds
10.3%	Investments Purchased with Proceeds from Securities Lending
108.0%	Total Market Value of Investments
(8.0)%	Liabilities in Excess of Other Assets ,Net
100.0%	Total Net Assets

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Performance Update (unaudited)

Quaker Mid-Cap Value Fund (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index.

Average Annualized Total Return
	Expense Ratio*	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2014
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge

Class A	2.03%	12/31/1997	8.17%	14.46%	14.37%	15.67%	5.50%	6.10%	7.59%	7.95%

Class C	2.78%	7/31/2000	13.60%	13.60%	14.83%	14.83%	5.31%	5.31%	8.37%	8.37%

Institutional Class	1.78%	11/21/2000	14.71%	14.71%	15.98%	15.98%	6.36%	6.36%	9.68%	9.68%

Russell Midcap® Value Index**			14.75%	14.75%	17.43%	17.43%	9.43%	9.43%	9.75%	9.75%

*	As stated in the Prospectus dated October 29, 2014.
**	The benchmark since inception returns are calculated since commencement of December 31,1997 through December 31, 2014.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $204.3 million to $30.49 billion. The Russell Midcap® Value Index assumes reinvestment of all dividends.

SUB-ADVISER:
Kennedy Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2014 $9,405,618

Top 10 Holdings*** (% of net assets)

Hospira, Inc.	2.9%
Covance Inc.	2.5%
Cadence Design Systems, Inc.	2.4%
Whirlpool Corp.	2.4%
Reinsurance Group of America, Inc., Class A	2.4%
UGI Corp.	2.3%
Foot Locker, Inc.	2.2%
Lincoln National Corp.	2.2%
Carlisle Companies Inc.	2.2%
Brixmor Property Group, Inc. REIT	2.2%
% Fund Total	23.7%

***	Excludes Short-Term Investments

Sectors (% of net assets)

81.4%	Domestic Common Stocks
2.6%	Basic Materials
2.1%	Communications
16.2%	Consumer, Cyclical
11.0%	Consumer, Non-cyclical
2.8%	Energy
13.4%	Financial
14.2%	Industrial
9.7%	Technology
9.4%	Utilities
5.9%	Foreign Common Stocks
9.7%	Real Estate Investment Trusts
17.0%	Investments Purchased with Proceeds from Securities Lending
114.0%	Total Market Value of Investments
(14.0)%	Liabilities in Excess of Other Assets ,Net
100.0%	Total Net Assets

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Performance Update (unaudited)

Quaker Small-Cap Value Fund (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Value Fund (“Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return
	Expense Ratio*	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2014
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge

Class A	1.84%	11/25/1996	-0.48%	5.34%	14.11%	15.40%	6.71%	7.31%	10.08%	10.43%

Class C	2.59%	7/28/2000	4.58%	4.58%	14.53%	14.53%	6.52%	6.52%	9.22%	9.22%

Institutional Class	1.59%	9/12/2000	5.63%	5.63%	15.67%	15.67%	7.58%	7.58%	9.54%	9.54%

Russell 2000® Index**			4.89%	4.89%	15.55%	15.55%	7.77%	7.77%	8.45%	8.45%

*	As stated in the Prospectus dated October 29, 2014.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2014.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000® Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

SUB-ADVISER:
Aronson Johnson Ortiz, LP

TOTAL NET ASSETS: AS OF DECEMBER 31, 2014 $37,040,589

Top 10 Holdings*** (% of net assets)

Avis Budget Group, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Alaska Air Group, Inc.	1.5%
Lear Corp.	1.4%
Hawaiian Holdings, Inc.	1.4%
Take-Two Interactive Software, Inc.	1.4%
Reinsurance Group of America, Inc. Class A	1.4%
Cooper Tire & Rubber Co.	1.4%
Portland General Electric Co.	1.4%
Progress Software Corp.	1.3%
% Fund Total	14.2%

***	Excludes Short-Term Investments

Sectors (% of net assets)

82.2%	Domestic Common Stocks
3.6%	Basic Materials
7.2%	Communications
15.6%	Consumer, Cyclical
19.5%	Consumer, Non-cyclical
3.7%	Energy
12.1%	Financial
10.5%	Industrial
6.6%	Technology
3.4%	Utilities
12.0%	Foreign Common Stocks
5.2%	Real Estate Investment Trusts
0.0%	Rights
24.9%	Investments Purchased with Proceeds from Securities Lending
124.3%	Total Market Value of Investments
(24.3)%	Liabilities in Excess of Other Assets ,Net
100.0%	Total Net Assets

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Performance Update (unaudited)

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Strategic Growth Fund (“Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return
	Expense Ratio*	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2014
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge

Class A	2.24%	11/25/1996	4.30%	10.35%	10.81%	12.07%	5.29%	5.89%	11.51%	11.86%

Class C	2.99%	7/11/2000	9.47%	9.47%	11.22%	11.22%	5.09%	5.09%	4.25%	4.25%

Institutional Class	1.99%	7/20/2000	10.61%	10.61%	12.31%	12.31%	6.13%	6.13%	5.19%	5.19%

S&P 500® Total Return Index**			13.69%	13.69%	15.45%	15.45%	7.67%	7.67%	7.65%	7.65%

*	As stated in the Prospectus dated October 29, 2014.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2014.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2014 $164,699,225

Top Ten Holdings *** (% of net assets)

Biogen Idec, Inc.	4.9%
Amgen, Inc.	4.0%
Roche Holdings Ltd.	3.7%
American Airlines Group, Inc.	2.9%
Adobe Systems Inc.	2.6%
FedEx Corp.	2.6%
Novartis AG - ADR	2.3%
Mead Johnson Nutrition Co.	2.3%
Apple Inc.	2.2%
Gilead Sciences, Inc.	2.2%
% Fund Total	29.7%

***	Excludes Short-Term Investments

Sectors (% of net assets)

79.7%	Domestic Common Stocks
1.5%	Basic Materials
6.6%	Communications
10.0%	Consumer, Cyclical
30.9%	Consumer, Non-cyclical
2.5%	Energy
8.9%	Financial
4.9%	Industrial
14.4%	Technology
16.8%	Foreign Common Stocks
11.9%	Investments Purchased with Proceeds from Securities Lending
108.4%	Total Market Value of Investments
(8.4)%	Liabilities in Excess of Other Assets, Net
100.0%	Total Net Assets

6   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Expense Information (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2014 through December 31, 2014.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value (07/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2014)	Expenses Paid During Period*
Event Arbitrage

Actual return based on actual return of:
Class A	-1.80%	$1,000.00	1.99%	$ 982.00	$ 9.94
Class C	-2.12%	1,000.00	2.74%	978.80	13.67
Institutional Class	-1.71%	1,000.00	1.74%	982.90	8.70
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84
Global Tactical Allocation
Actual return based on actual return of:
Class A	3.73%	1,000.00	2.27%	1,037.30	11.66
Class C	3.30%	1,000.00	3.02%	1,033.00	15.48
Institutional Class	3.75%	1,000.00	2.02%	1,037.50	10.37
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.27%	1,013.76	11.52
Class C		1,000.00	3.02%	1,009.98	15.30
Institutional Class		1,000.00	2.02%	1,015.02	10.26
Mid-Cap Value
Actual return based on actual return of:
Class A	0.61%	1,000.00	1.97%	1,006.10	9.96
Class C	0.23%	1,000.00	2.72%	1,002.30	13.73
Institutional Class	0.74%	1,000.00	1.72%	1,007.40	8.70
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.97%	1,015.27	10.01
Class C		1,000.00	2.72%	1,011.49	13.79
Institutional Class		1,000.00	1.72%	1,016.53	8.74
Small-Cap Value
Actual return based on actual return of:
Class A	0.26%	1,000.00	1.78%	1,002.60	8.98
Class C	-0.08%	1,000.00	2.53%	999.20	12.75
Institutional Class	0.41%	1,000.00	1.53%	1,004.10	7.73
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.78%	1,016.23	9.05
Class C		1,000.00	2.53%	1,012.45	12.83
Institutional Class		1,000.00	1.53%	1,017.49	7.78
Strategic Growth
Actual return based on actual return of:
Class A	5.37%	1,000.00	2.24%	1,053.70	11.60
Class C	4.96%	1,000.00	2.99%	1,049.60	15.45
Institutional Class	5.50%	1,000.00	1.99%	1,055.00	10.31
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.24%	1,013.91	11.37
Class C		1,000.00	2.99%	1,010.13	15.15
Institutional Class		1,000.00	1.99%	1,015.17	10.11

*	Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   7

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2014 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 58.8%

Basic Materials — 2.6%
Chemicals — 2.6%
Momentive Performance Materials, Inc. (a)^*	5,691	$98,341
Momentive Performance Materials, Inc. (a)^*#	20,119	347,656
MPM Holdings, Inc. (a)^*	8,766	744,552
FMC Corp.	31,300	1,785,039
Total Basic Materials (Cost $3,019,121)		2,975,588
Communications — 13.7%
Internet — 3.8%
30DC, Inc. (a)	50,000	2,000
Covisint Corp. (a)	15,989	42,371
eBay, Inc. (a)	28,900	1,621,868
FTD Cos., Inc. (a)	64,900	2,259,818
Unwired Planet, Inc. (a)(b)	428,372	428,372
		4,354,429
Media — 6.9%
CBS Corp. Class B	10,000	553,400
The Dolan Co. (a)^*	500,000	0
Liberty Broadband Corp. (a)(b)	11,250	560,475
Liberty Media Corp. (a)	45,000	1,576,350
News Corp. Class A (a)	118,300	1,856,127
Tribune Media Co. Class A (a)	26,200	1,565,974
Tribune Publishing Co.	4,450	101,905
Twenty-First Century Fox, Inc. Class B	44,300	1,634,227
		7,848,458
Telecommunications — 3.0%
Juniper Networks, Inc.	70,000	1,562,400
Telephone & Data Systems, Inc. (b)	74,500	1,881,125
		3,443,525
Total Communications (Cost $15,827,741)		15,646,412
Consumer, Cyclical — 5.0%
Entertainment — 1.1%
International Game Technology	70,000	1,207,500
Lodging — 0.0%
Trump Entertainment Resorts, Inc. (a)^*	8,949	0
Trump Entertainment Resorts, Inc. (a)^*	135	409
		409
Retail — 3.9%
Bob Evans Farms, Inc. (b)	20,000	1,023,600
Family Dollar Stores, Inc.	15,000	1,188,150
Walgreens Boots Alliance, Inc.	30,200	2,301,240
		4,512,990
Total Consumer, Cyclical (Cost $5,417,677)		5,720,899
Consumer, Non-cyclical — 18.6%
Commercial Services — 6.7%
Aaron’s, Inc.	58,000	1,773,060
Civeo Corp.	83,700	344,007
Hertz Global Holdings, Inc. (a)	81,500	2,032,610
Sotheby’s (b)	42,300	1,826,514
The Western Union Co. (b)	95,000	1,701,450
		7,677,641
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Food — 4.6%
Dean Foods Co. (b)	78,200	$1,515,516
Mondelez International, Inc.	56,900	2,066,892
Safeway, Inc.	47,000	1,650,640
		5,233,048
Healthcare-Products — 2.3%
Hologic, Inc. (a)	26,600	711,284
Synovis Life Technologies, Inc. (a)^	43,000	35,965
Volcano Corp. (a)	108,000	1,931,040
		2,678,289
Healthcare-Services — 2.1%
WellCare Health Plans, Inc. (a)(b)	30,000	2,461,800
Pharmaceuticals — 2.9%
INYX, Inc. (a)•	167,850	227
Pfizer, Inc.	105,000	3,270,750
Savient Pharmaceuticals, Inc. (a)^*#	1,000	0
		3,270,977
Total Consumer, Non-cyclical (Cost $18,777,872)		21,321,755
Diversified — 2.4%
Holding Companies-Diversified — 2.4%
AR Capital Acquisition Corp. (a)	96,800	955,416
Boulevard Acquisition Corp. (a)•	100,000	1,005,000
Levy Acquisition Corp. (a)	77,800	796,672
Stoneleigh Partners Acquisition Corp. (a)^*	400	0
		2,757,088
Total Diversified (Cost $2,755,996)		2,757,088
Energy — 1.3%
Oil & Gas — 1.3%
Hess Corp.	20,000	1,476,400
Total Energy (Cost $1,485,280)		1,476,400
Financial — 3.1%
Diversified Financial Services — 0.9%
Ally Financial, Inc. (a)	40,000	944,800
Insurance — 1.0%
Ambac Financial Group, Inc. (a)	47,200	1,156,400
Savings & Loans — 1.2%
Fox Chase Bancorp, Inc.	83,800	1,396,946
Total Financial (Cost $3,566,660)		3,498,146
Healthcare — 0.9%
Healthcare-Services — 0.9%
Diagnostic Services Holdings, Inc. (a)^	10,221	1,015,667
Total Healthcare (Cost $735,000)		1,015,667
Industrial — 8.2%
Aerospace & Defense — 1.9%
API Technologies Corp. (a)(b)	1,028,385	2,190,460
Building Materials — 1.3%
Armstrong World Industries, Inc. (a)	30,000	1,533,600
Electronics — 1.7%
IEC Electronics Corp. (a)(b)	420,443	1,997,104

The accompanying notes are an integral part of the financial statements.

8   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Machinery-Diversified — 1.4%
The Babcock & Wilcox Co.	51,000	$1,545,300
Miscellaneous Manufacturing — 1.9%
LSB Industries, Inc. (a)	68,000	2,137,920
Total Industrial (Cost $10,395,755)		9,404,384
Technology — 3.0%
Computers — 3.0%
Computer Horizons Corp. (a)^*	65,000	0
Riverbed Technology, Inc. (a)	86,000	1,755,260
Spansion, Inc. Class A (a)(b)	50,000	1,711,000
		3,466,260
Software — 0.0%
Contra Softbrands, Inc. (a)^*	5,000	0
Total Technology (Cost $3,065,133)		3,466,260
Total Domestic Common Stocks (Cost $65,046,235)		67,282,599

Foreign Common Stocks — 9.7%

Bermuda — 0.9%
Real Estate — 0.9%
Brookfield Property Partners LP (b)	47,000	1,074,890
Total Bermuda (Cost $937,590)		1,074,890
Canada — 0.6%
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)^*	109,444	1,413
Oil & Gas — 0.6%
Talisman Energy, Inc.	84,500	661,635
Total Canada (Cost $692,760)		663,048
Germany — 0.6%
Pharmaceuticals — 0.6%
Celesio AG	19,996	646,523
Total Germany (Cost $658,460)		646,523
Jersey — 1.4%
Media — 1.4%
UBM PLC	216,000	1,626,397
Total Jersey (Cost $1,777,220)		1,626,397
Marshall Islands — 1.3%
Transportation — 1.3%
Genco Shipping & Trading Ltd. (a)	28,000	378,000
Scorpio Tankers, Inc. (b)	130,000	1,129,700
		1,507,700
Total Marshall Islands (Cost $1,794,721)		1,507,700
Sweden — 1.2%
Auto Manufacturers — 1.2%
Volvo AB Class B	120,000	1,303,821
Total Sweden (Cost $1,346,293)		1,303,821
United Kingdom — 3.7%
Oil & Gas — 0.7%
Noble Corp PLC	45,100	747,307
Paragon Offshore PLC (b)	12,441	34,462
		781,769
	Number	Fair
	of Shares	Value
Foreign Common Stocks (Continued)

Pharmaceuticals — 1.7%
GlaxoSmithKline PLC - ADR	44,700	$1,910,478
Retail — 0.3%
Punch Taverns PLC (a)	199,999	380,297
Telecommunications — 1.0%
Vodafone Group PLC - ADR	35,000	1,195,950
Total United Kingdom (Cost $5,053,709)		4,268,494
Total Foreign Common Stocks (Cost $12,260,753)		11,090,873

Preferred Stocks — 1.1%

Diagnostic Services Holdings, Inc. (a)^*	613	613,000
Federal Home Loan Mortgage Corp., 0.00%, Series G (a)▲	3,000	16,950
Federal Home Loan Mortgage Corp., 0.00%, Series M (a)	9,500	47,975
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a)▲	1,000	5,700
Federal Home Loan Mortgage Corp., 0.00%, Series S (a)▲	25,000	146,250
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)	4,500	24,750
GeoMet, Inc., 9.60% - Convertible Series A (a)	3	8
MBIA Insurance Corp., 4.71% (a)^*#	10	380,000
		1,234,633
Total Preferred Stocks (Cost $1,664,314)		1,234,633

Real Estate Investment Trusts — 4.4%

Brookfield DTLA Fund Office Trust Investor, Inc., 7.625% - Preferred (a)	40,000	1,032,000
Crown Castle International Corp.	26,900	2,117,030
Equity Commonwealth	74,600	1,914,982
Iron Mountain, Inc.	44	1,701
		5,065,713
Total Real Estate Investment Trusts (Cost $5,097,582)		5,065,713

Rights — 0.0%

Liberty Broadband Corp. (a)	2,250	21,375
Petrocorp, Inc. Escrow (a)^*	200	0
		21,375
Total Rights (Cost $21,999)		21,375

Structured Notes — 3.9%

Hochtief AG Stub Structured Note, Expiration: 09/08/2015 (a)^	38,500	1,387,617
SoftBank Corp. Stub Structured Note, Expiration: 11/05/2015 (a)^	42,500	1,563,490
Unilever NV Stub Structured Note, Expiration: 07/27/2015 (a)^	68,000	1,521,568
		4,472,675
Total Structured Notes (Cost $4,769,430)		4,472,675

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   9

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2014 (unaudited)

	Par		Fair
	Value		Value
Asset Backed Securities — 0.3%

AFC Home Equity Loan Trust Class 1A, Series 2000-2, 0.96%, 06/25/2030 ▲•		$11,666	$10,774
Citigroup Mortgage Loan Trust, Inc. Class M3, Series 2005-OPT1, 0.87%, 02/25/2035 ▲•		248,362	203,133
Countrywide Asset-Backed Certificates Class 2M2, Series 2007-11, 0.49%, 06/25/2047 +▲•		25,766	1,254
Countrywide Asset-Backed Certificates Class A1, Series 2006-SD4, 0.51%, 12/25/2036 #▲•		101,373	68,201
Countrywide Asset-Backed Certificates Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲•		49,165	75,267
Countrywide Home Equity Loan Trust Class 2A, Series 2005-A, 0.40%, 04/15/2035 ▲•		31,218	26,944
			385,573
Total Asset Backed Securities (Cost $365,620)			385,573

Convertible Bonds — 0.9%

Belgium — 0.4%
BNP Paribas Fortis SA, 2.08%, 12/29/2049 ▲•	EUR	500,000	460,050
Total Belgium (Cost $552,758)			460,050
Finland — 0.2%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 *+•		12,900,000	234,146
Total Finland (Cost $1,141,281)			234,146
Luxembourg — 0.2%
The Bank of New York Mellon Luxembourg SA, 4.33%, 12/30/2099 ▲•		500,000	195,000
Total Luxembourg (Cost $301,609)			195,000
United States — 0.1%
U.S. Concrete, Inc., 9.50%, 08/31/2015 ^*+#		$100,000	100,000
Total United States (Cost $100,000)			100,000
Total Convertible Bonds (Cost $2,095,648)			989,196

Corporate Bonds — 3.7%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
NewPage Corp. 0.00%, 05/01/2012 ^*+		300,000	0
Total Basic Materials (Cost $198,770)			0
Communications — 1.1%
Telecommunications — 1.1%
NII Capital Corp. 7.625%, 04/01/2021 +•		1,000,000	185,000
NII Capital Corp. 10.00%, 08/15/2016 +•		1,000,000	345,000
NII International Telecom SCA, 11.375%, 08/15/2019 +#•		1,000,000	720,000
			1,250,000
Total Communications (Cost $1,171,250)			1,250,000
Consumer, Cyclical — 0.0%
Auto Parts & Equipment — 0.0%
Exide Technologies 8.625%, 02/01/2018 +•		1,000,000	48,750
Total Consumer, Cyclical (Cost $583,750)			48,750
Energy — 0.1%
Oil, Gas & Coal — 0.1%
OGX Debenture, 0.00%, 04/11/2015 ^*		132,000	48,441
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/2018 +•		3,500,000	4,340
			52,781
Total Energy (Cost $724,925)			52,781
	Par		Fair
	Value		Value
Corporate Bonds (Continued)

Financial — 2.1%
Diversified Financial Services — 1.9%
DEPFA Funding II LP 6.50%, 10/29/2049 +•	EUR	1,000,000	$699,411
DEPFA Funding III LP 1.72%, 06/29/2049 +▲•		1,000,000	669,159
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 ^*+#		$5,000,000	150,000
Lehman Brothers Holdings, Inc., 4.55%, 07/08/2014 +▲•		110,000	15,950
Lehman Brothers Holdings, Inc., 5.32%, 02/17/2015 +▲•		130,000	18,687
Lehman Brothers Holdings, Inc., 5.50%, 02/27/2020 +•		100,000	14,375
Lehman Brothers Holdings, Inc., 7.00%, 01/28/2020 +▲•		100,000	14,375
Lehman Brothers Holdings, Inc., 8.25%, 09/23/2020 +▲•		100,000	14,375
Lehman Brothers Holdings, Inc., 8.75%, 02/14/2023 +▲•		200,000	28,750
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049 ^+#		1,000,000	560,000
			2,185,082
Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/2020 ^+#		221,329	196,076
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 ^*+		25,000	0
Total Financial (Cost $2,554,602)			2,381,158
Industrial — 0.4%
Transportation — 0.4%
Overseas Shipholding Group, Inc., 8.13%, 03/30/2018 (b)•		500,000	488,750
Total Industrial (Cost $581,927)			488,750
Utilities — 0.0%
Electric — 0.0%
Mirant Corp., 2.50%, 06/15/2021 ^*+		20,000	0
Total Utilities (Cost $0)			0
Total Corporate Bonds (Cost $5,815,224)			4,221,439

Mortgage Backed Securities — 0.4%

Countrywide Alternative Loan Trust Class 2A2A, Series 2006-OC5, 0.34%, 06/25/2046 ▲•		73,480	71,268
GSR Mortgage Loan Trust Class B2, Series 2005-5F, 5.75%, 06/25/2035 ▲•		628,584	406,102
			477,370
Total Mortgage Backed Securities (Cost $544,411)			477,370

Municipal Bonds — 0.7%

City of Detroit MI Sewage Disposal System Revenue, Second Lien, Series A, 4.50%, 07/01/2035 •		355,000	356,079
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A, 4.50%, 07/01/2035 •		75,000	75,308
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A, 5.00%, 07/01/2036 •		200,000	212,854
City of Detroit MI Water Supply System Revenue, Senior Lien, Series C, 5.00%, 07/01/2041 •		95,000	100,047
			744,288
Total Municipal Bonds (Cost $700,882)			744,288

The accompanying notes are an integral part of the financial statements.

10   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2014 (unaudited)

	Par	Fair
	Value	Value
Term Loan — 0.4%

Diagnostic Services Holdings, Inc., 14.50%, 05/05/2016 ^*	$511,054	$511,054
Total Term Loan (Cost $511,054)		511,054

	Number
	of Contracts
Purchased Options — 0.3%

Call Options — 0.1%
CBS Corp., Expiration: January, 2015 Exercise Price: $55.00	100	16,400
General Motors Co., Expiration: January, 2015 Exercise Price: $35.00	600	40,800
GlaxoSmithKline PLC, Expiration: February, 2015 Exercise Price: $45.00	1,000	42,000
Total Call Options (Cost $336,880)		99,200
Put Options — 0.2%
CurrencyShares Euro Trust, Expiration: June, 2015 Exercise Price: $123.00	244	130,296
CurrencyShares Swedish Krona Trust, Expiration: March, 2015 Exercise Price: $130.00 •	97	43,650
Cypress Semiconductor Corp., Expiration: March, 2015 Exercise Price: $13.00 •	1,228	61,400
Total Put Options (Cost $316,394)		235,346
Total Purchased Options (Cost $653,274)		334,546

	Number
	of Shares
Investments Purchased with Proceeds from Securities Lending — 9.8%

Money Market Funds — 9.8%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% (c)(d)	11,171,533	11,171,533
Total Investments Purchased with Proceeds from Securities Lending (Cost $11,171,533)		11,171,533
Total Investments (Cost $110,717,959) — 94.4%		108,002,867
Other Assets in Excess of Liabilities, Net 5.6%		6,408,528
Total Net Assets — 100.0%		$114,411,395

Schedule of Securities Sold Short (e)
Common Stocks

Charter Communications, Inc.	3,634	605,497
Live Nation Entertainment, Inc.	6,771	176,791
Sirius XM Holdings, Inc.	409,770	1,434,195
Twenty-First Century Fox, Inc. Class A	44,300	1,701,341
Walgreens Boots Alliance, Inc.	30,200	2,301,240
Total Common Stocks (Proceeds $5,757,220)		6,219,064

Real Estate Investment Trusts

General Growth Properties, Inc.	17,400	489,462
Total Real Estate Investment Trusts (Proceeds $370,797)		489,462
Total Securities Sold Short (Proceeds $6,128,017)		$6,708,526
	Number	Fair
	of Contracts	Value
Written Options

Call Options
Armstrong World Industries, Inc., Expiration: January, 2015 Exercise Price: $50.00 •	300	$51,000
CBS Corp., Expiration: January, 2015 Exercise Price: $57.50	200	13,800
Crown Castle International Corp., Expiration: January, 2015 Exercise Price: $77.50	50	11,750
CurrencyShares Euro Trust, Expiration: June, 2015 Exercise Price: $123.00 •	244	31,842
CurrencyShares Swedish Krona Trust, Expiration: March, 2015 Exercise Price: $130.00 •	97	24,250
Cypress Semiconductor Corp., Expiration: March, 2015 Exercise Price: $13.00	1,228	230,864
eBay, Inc., Expiration: January, 2015 Exercise Price: $58.50	289	6,069
FTD Cos., Inc., Expiration: January, 2015 Exercise Price: $35.00 •	174	16,095
General Motors Co., Expiration: January, 2015 Exercise Price: $40.00	600	600
GlaxoSmithKline PLC, Expiration: February, 2015 Exercise Price: $48.00	1,000	20,000
Hologic, Inc., Expiration: January, 2015 Exercise Price: $25.00	266	57,988
Vodafone Group PLC, Expiration: January, 2015 Exercise Price: $34.00 •	350	30,625
Total Call Options (Premiums Received $434,231)		494,883
Put Options
Bob Evans Farms, Inc., Expiration: January, 2015 Exercise Price: $45.00 •	110	1,650
Total Put Options (Premiums Received $4,250)		1,650
Total Written Options (Premiums Received $438,481)		$496,533

ADR - American Depositary Receipt

EUR - Euro

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $9,275,249, representing 8.1% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $3,229,012, representing 2.8% of net assets.
+	Defaulted bonds.
#	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
•	Level 2 securities.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   11

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 94.9%

Belgium — 1.3%
Anheuser-Busch InBev NV - ADR	910	$102,211
Total Belgium (Cost $97,104)		102,211

Bermuda — 0.8%
Arch Capital Group Ltd. (a)	1,020	60,282
Total Bermuda (Cost $49,822)		60,282

Cayman Islands — 2.7%
Baidu, Inc. - SP-ADR (a)	525	119,684
Vipshop Holdings Ltd. - ADR (a)	4,620	90,275
		209,959
Total Cayman Islands (Cost $206,484)		209,959

Finland — 1.0%
Nokia OYJ - ADR	9,780	76,871
Total Finland (Cost $76,193)		76,871

France — 1.2%
Sanofi - ADR	2,130	97,149
Total France (Cost $105,395)		97,149

Germany — 2.2%
Adidas AG - ADR	340	11,732
Bayerische Motoren Werke AG - ADR	4,590	163,496
		175,228
Total Germany (Cost $162,021)		175,228

India — 2.1%
HDFC Bank Ltd. - ADR	1,937	98,303
Tata Motors Ltd. - SP-ADR	1,695	71,665
		169,968
Total India (Cost $162,361)		169,968

Ireland — 3.1%
Actavis PLC (a)	530	136,427
Alkermes PLC (a)	1,830	107,165
		243,592
Total Ireland (Cost $198,785)		243,592

Jersey — 1.2%
Shire PLC - ADR	460	97,768
Total Jersey (Cost $92,884)		97,768

Netherlands — 1.7%
NXP Semiconductor NV (a)	1,795	137,138
Total Netherlands (Cost $104,738)		137,138

Switzerland — 7.7%
ACE Ltd.	1,455	167,150
Novartis AG - ADR (b)	1,915	177,444
Roche Holdings Ltd. - ADR	7,885	268,011
		612,605
Total Switzerland (Cost $504,896)		612,605

United Kingdom — 6.1%
AstraZeneca PLC - SP-ADR	1,620	114,016
InterContinental Hotels Group PLC - ADR	1,954	78,258
Liberty Global PLC - Series C (a)(b)	3,735	180,438
Prudential PLC - ADR	2,485	114,732
		487,444
Total United Kingdom (Cost $419,617)		487,444

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

United States — 63.8%
Abbott Laboratories	1,739	$78,290
AbbVie, Inc.	1,730	113,211
Adobe Systems Inc. (a)	2,800	203,560
Aetna, Inc.	1,101	97,802
American Airlines Group, Inc.	4,281	229,568
Amgen, Inc.	2,000	318,580
AMR Corp. Escrow (a)^*	7,600	15,808
Anadarko Petroleum Corp.	948	78,210
Apple Inc.	1,455	160,603
Biogen Idec, Inc. (a)	1,135	385,276
CBS Corp. Class B	2,135	118,151
Celgene Corp. (a)(b)	1,005	112,419
Community Health Systems, Inc. (a)	1,680	90,586
Delta Air Lines, Inc.	3,297	162,179
Eli Lilly & Company	2,301	158,746
Facebook, Inc. Class A (a)	1,008	78,644
FedEx Corp.	1,160	201,446
Gilead Sciences, Inc. (a)	1,584	149,308
The Goldman Sachs Group, Inc.	635	123,082
Google, Inc. Class A (a)	73	38,738
Google, Inc. Class C (a)	148	77,907
Harman International Industries, Inc.	505	53,889
HCA Holdings, Inc. (a)	2,139	156,981
Hewlett-Packard Co.	1,480	59,392
Honeywell International, Inc.	885	88,429
Hospira, Inc. (a)	515	31,544
Intel Corp. (b)	3,235	117,398
Intuit Inc.	1,060	97,721
Mastercard, Inc. Class A	1,810	155,950
Mead Johnson Nutrition Co.	1,600	160,864
Micron Technology, Inc. (a)	3,855	134,964
Monsanto Co. (b)	945	112,899
Morgan Stanley	4,180	162,184
Newfield Exploration Co. (a)	2,835	76,885
NIKE, Inc.	849	81,631
Palo Alto Networks, Inc. (a)(b)	490	60,059
Regeneron Pharmaceuticals, Inc. (a)(b)	146	59,897
Tenet Healthcare Corp. (a)	1,215	61,564
Time Warner, Inc. (b)	1,645	140,516
Tyson Foods, Inc. Class A	1,720	68,955
Vertex Pharmaceuticals, Inc. (a)	245	29,106
Visa, Inc. Class A	610	159,942
		5,062,884
Total United States (Cost $4,317,700)		5,062,884
Total Common Stocks (Cost $6,498,000)		7,533,099

Exchange-Traded Funds — 2.8%

iShares China Large-Cap	2,915	121,322
ProShares UltraShort Euro (a)	4,695	101,459
		222,781
Total Exchange-Traded Funds (Cost $206,055)		222,781

The accompanying notes are an integral part of the financial statements.

12   |   2 0 1 4  S E M I - A N N U A L   R E P O R T

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 10.3%

Money Market Funds — 10.3%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% (c)(d)	815,735	$815,735
Total Investments Purchased with Proceeds from Securities Lending (Cost $815,735)		815,735
Total Investments (Cost $7,519,790) — 108.0%		8,571,615
Liabilities in Excess of Other Assets, Net (8.0)%		(631,842)
Total Net Assets — 100.0%		$7,939,773

Schedule of Securities Sold Short (e)
Exchange-Traded Funds

CurrencyShares Australian Dollar Trust	2,000	163,460
Total Exchange-Traded Funds		163,460
Total Securities Sold Short (Proceeds $196,722)		$163,460

ADR - American Depositary Receipt

SP-ADR - Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $15,808, representing 0.2% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $15,808, representing 0.2% of net assets.

The accompanying notes are an integral part of the financial statements.

2 0 1 4   S E M I - A N N U A L   R E P O R T    |   13

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 81.4%

Basic Materials — 2.6%
Chemicals — 2.6%
Axiall Corp.	3,964	$168,351
FMC Corp.	1,359	77,504
		245,855
Total Basic Materials (Cost $208,506)		245,855

Communications — 2.1%
Telecommunications — 2.1%
JDS Uniphase Corp. (a)	14,198	194,797
Total Communications (Cost $165,169)		194,797

Consumer, Cyclical — 16.2%
Airlines — 2.0%
Southwest Airlines Co.	4,452	188,409

Auto Parts & Equipment — 1.4%
Dana Holding Corp.	6,113	132,897

Home Furnishings — 4.2%
Harman International Industries, Inc.	1,568	167,321
Whirlpool Corp.	1,175	227,645
		394,966
Retail — 8.6%
Best Buy Co., Inc.	3,084	120,214
Dick’s Sporting Goods, Inc.	4,065	201,827
Foot Locker, Inc.	3,693	207,473
Nordstrom, Inc.	1,865	148,062
Urban Outfitters, Inc. (a)	3,754	131,878
		809,454
Total Consumer, Cyclical (Cost $1,089,755)		1,525,726

Consumer, Non-cyclical — 11.0%
Food — 4.1%
Ingredion Inc.	2,379	201,834
Tyson Foods, Inc. Class A (b)	4,594	184,173
		386,007

Healthcare-Products — 4.4%
Hospira, Inc. (a)	4,434	271,583
Zimmer Holdings, Inc.	1,231	139,620
		411,203

Healthcare-Services — 2.5%
Covance Inc. (a)	2,261	234,782
Total Consumer, Non-cyclical (Cost $785,772)		1,031,992

Energy — 2.8%
Oil & Gas — 2.8%
Atwood Oceanics, Inc. (a)(b)	2,590	73,478
Denbury Resources, Inc. (b)	14,069	114,381
Helmerich & Payne, Inc.	1,113	75,038
		262,897
Total Energy (Cost $377,134)		262,897

Financial — 13.4%
Banks — 7.0%
Citizens Financial Group, Inc.	6,346	157,762
Huntington Bancshares, Inc.	17,198	180,923
Keycorp	12,218	169,830
Regions Financial Corp.	14,349	151,525
		660,040

	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Insurance — 6.4%
Lincoln National Corp. (b)	3,580	$206,459
Reinsurance Group of America, Inc. Class A	2,547	223,168
Torchmark Corp. (b)	3,220	174,427
		604,054
Total Financial (Cost $863,265)		1,264,094

Industrial — 14.2%
Electronics — 2.0%
Woodward, Inc.	3,834	188,748

Engineering & Construction — 1.8%
Fluor Corp.	2,802	169,885

Hand & Machine Tools — 1.4%
Regal-Beloit Corp.	1,725	129,720

Machinery-Diversified — 3.4%
AGCO Corp. (b)	3,003	135,736
Roper Industries, Inc.	1,137	177,770
		313,506

Miscellaneous Manufacturing — 5.6%
Carlisle Companies Inc.	2,281	205,837
Parker Hannifin Corp.	1,547	199,486
Trinity Industries, Inc. (b)	4,421	123,832
		529,155
Total Industrial (Cost $1,114,076)		1,331,014

Technology — 9.7%
Computers — 5.8%
Cadence Design Systems, Inc. (a)(b)	12,060	228,778
NCR Corp. (a)	4,288	124,952
NetApp, Inc.	4,554	188,763
		542,493

Semiconductors — 3.9%
Skyworks Solutions, Inc.	2,586	188,028
Teradyne, Inc.	9,287	183,790
		371,818
Total Technology (Cost $720,421)		914,311

Utilities — 9.4%
Electric — 3.6%
Westar Energy, Inc. (b)	4,800	197,952
Xcel Energy, Inc.	3,877	139,262
		337,214

Gas — 5.8%
Centerpoint Energy, Inc.	6,892	161,480
Questar Corp.	6,754	170,741
UGI Corp.	5,666	215,195
		547,416
Total Utilities (Cost $645,398)		884,630
Total Domestic Common Stocks (Cost $5,969,496)		7,655,316

The accompanying notes are an integral part of the financial statements.

14    |   2 0 1 4   S E M I - A N N U A L   R E P O R T

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Foreign Common Stocks — 5.9%

Bermuda — 3.3%
Diversified Financial Services — 1.7%
Invesco Ltd.	4,012	$158,554
Oil & Gas — 1.6%
Nabors Industries Ltd.	11,684	151,658
Total Bermuda (Cost $234,512)		310,212

Canada — 2.6%
Apparel — 1.5%
Gildan Activewear, Inc. Class A	2,419	136,795

Oil & Gas — 1.1%
Ultra Petroleum Corp. (a)(b)	8,000	105,280
Total Canada (Cost $261,164)		242,075
Total Foreign Common Stocks (Cost $495,676)		552,287

Real Estate Investment Trusts — 9.7%

Brixmor Property Group, Inc. (b)	8,161	202,719
Camden Property Trust	2,305	170,201
DDR Corp. (b)	8,528	156,574
Host Hotels & Resorts, Inc.	7,941	188,758
Mid-America Apartment Communities, Inc. (b)	2,620	195,662
		913,914
Total Real Estate Investment Trusts (Cost $730,384)		913,914

Investments Purchased with Proceeds from Securities Lending — 17.0%

Money Market Funds — 17.0%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% (c)(d)	1,596,110	1,596,110
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,596,110)		1,596,110
Total Investments (Cost $8,791,666) — 114.0%		10,717,627
Liabilities in Excess of Other Assets, Net (14.0)%		(1,312,009)
Total Net Assets — 100.0%		$9,405,618

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.

2 0 1 4   S E M I - A N N U A L   R E P O R T     |   15

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2014 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 82.2%

Basic Materials — 3.6%
Forest Products & Paper — 1.7%
Clearwater Paper Corp. (a)	2,770	$189,884
Resolute Forest Products, Inc. (a)(b)	25,200	443,772
		633,656
Iron & Steel — 1.0%
United States Steel Corp. (b)	14,600	390,404
Mining — 0.9%
Century Aluminum Co. (a)	9,900	241,560
Noranda Aluminum Holding Corp.	22,000	77,440
		319,000
Total Basic Materials (Cost $1,262,634)		1,343,060
Communications — 7.2%
Internet — 2.6%
Blue Nile, Inc. (a)	5,900	212,459
Dice Holdings, Inc. (a)	27,200	272,272
Stamps.com Inc. (a)	1,600	76,784
United Online, Inc. (a)	26,100	379,755
		941,270
Media — 2.1%
Cablevision Systems Corp.	14,100	291,024
Scholastic Corp. (b)	13,700	498,954
		789,978
Telecommunications — 2.5%
EarthLink Holdings Corp.	25,400	111,506
Fairpoint Communications, Inc. (a)(b)	7,000	99,470
General Communication, Inc. (a)	2,700	37,125
Inteliquent, Inc.	9,990	196,104
Polycom, Inc. (a)	36,200	488,700
		932,905
Total Communications (Cost $2,267,819)		2,664,153
Consumer, Cyclical — 15.6%
Airlines — 3.6%
Alaska Air Group, Inc.	9,000	537,840
Hawaiian Holdings, Inc. (a)(b)	19,800	515,790
JetBlue Airways Corp. (a)(b)	18,700	296,582
		1,350,212
Auto Parts & Equipment — 6.2%
Accuride Corp. (a)	35,100	152,334
American Axle & Manufacturing Holdings Inc. (a)	7,600	171,684
Cooper Tire & Rubber Co.	14,590	505,543
Lear Corp.	5,410	530,613
Meritor, Inc. (a)(b)	31,900	483,285
Tower International, Inc. (a)	17,700	452,235
		2,295,694
Distribution & Wholesale — 0.4%
Core-Mark Holding Co., Inc.	2,400	148,632
Home Builders — 0.2%
NVR, Inc. (a)	60	76,520
Home Furnishings — 0.6%
Select Comfort Corp. (a)	7,700	208,131
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Housewares — 0.4%
Libbey Inc. (a)	5,000	$157,200
Leisure Time — 0.7%
Nautilus, Inc. (a)	6,000	91,080
Polaris Industries, Inc. (b)	1,220	184,513
		275,593
Retail — 3.5%
Abercrombie & Fitch Co. (b)	6,600	189,024
Asbury Automotive Group, Inc. (a)	5,400	409,968
Foot Locker, Inc.	8,600	483,148
The Pantry, Inc. (a)(b)	5,300	196,418
		1,278,558
Total Consumer, Cyclical (Cost $4,546,281)		5,790,540
Consumer, Non-cyclical — 19.5%
Biotechnology — 3.9%
Cambrex Corp. (a)	9,300	201,066
Myriad Genetics, Inc. (a)(b)	10,610	361,377
PDL BioPharma, Inc. (b)	53,800	414,798
United Therapeutics Corp. (a)	3,500	453,215
		1,430,456
Commercial Services — 7.3%
Avis Budget Group, Inc. (a)	8,500	563,805
Chemed Corp. (b)	2,000	211,340
Cross Country Healthcare, Inc. (a)	18,300	228,384
Global Cash Access Holdings, Inc. (a)	42,200	301,730
Great Lakes Dredge & Dock Co. (a)(b)	34,400	294,464
Medifast, Inc. (a)	2,600	87,230
MoneyGram International, Inc. (a)	9,300	84,537
Net 1 UEPS Technologies, Inc. (a)	34,700	395,580
PAREXEL International Corp. (a)	3,000	166,680
Providence Services Corp. (a)	5,600	204,064
Strayer Education, Inc. (a)	1,900	141,132
		2,678,946
Food — 2.1%
Cal-Maine Foods, Inc. (b)	8,800	343,464
Sanderson Farms, Inc. (b)	5,300	445,332
		788,796
Healthcare-Services — 2.8%
Amedisys, Inc. (a)(b)	7,400	217,190
Centene Corp. (a)	1,600	166,160
Health Net, Inc. (a)	9,100	487,123
Healthways, Inc. (a)(b)	3,100	61,628
RadNet, Inc. (a)	13,100	111,874
		1,043,975
Pharmaceuticals — 3.4%
Omnicare, Inc. (b)	6,500	474,045
PharMerica Corp. (a)	16,600	343,786
SciClone Pharmaceuticals, Inc. (a)	51,400	450,264
		1,268,095
Total Consumer, Non-cyclical (Cost $6,330,567)		7,210,268
Energy — 3.7%
Energy-Alternate Sources — 0.5%
Green Plains, Inc. (b)	7,700	190,806

The accompanying notes are an integral part of the financial statements.

16   |   2 0 1 4  S E M I  -  A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2014 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Oil & Gas — 2.2%
CVR Energy, Inc.	4,200	$162,582
Midstates Petroleum Co., Inc. (a)(b)	11,800	17,818
Parker Drilling Co. (a)	37,800	116,046
Patterson-UTI Energy, Inc.	15,500	257,145
SM Energy Co.	3,000	115,740
Targa Resources Corp.	1,200	127,260
		796,591
Oil & Gas Services — 1.0%
C&J Energy Services, Inc. (a)	16,000	211,360
Newpark Resources, Inc. (a)	5,300	50,562
Pioneer Energy Services Corp. (a)	18,500	102,490
		364,412
Total Energy (Cost $2,048,402)		1,351,809
Financial — 12.1%
Banks — 2.0%
Lakeland Financial Corp. (b)	8,500	369,495
State Bank Financial Corp. (b)	18,600	371,628
		741,123
Diversified Financial Services — 3.2%
CBOE Holdings, Inc.	4,200	266,364
Outerwall, Inc. (a)(b)	6,200	466,364
World Acceptance Corp. (a)(b)	5,800	460,810
		1,193,538
Insurance — 5.4%
Assurant, Inc. (b)	6,820	466,692
HCI Group, Inc. (b)	9,800	423,752
Radian Group, Inc. (b)	29,000	484,880
Reinsurance Group of America, Inc. Class A	5,840	511,701
United Insurance Holdings Corp.	5,600	122,920
		2,009,945
Real Estate — 1.5%
Jones Lang LaSalle, Inc.	3,600	539,748
Total Financial (Cost $3,849,237)		4,484,354
Industrial — 10.5%
Aerospace & Defense — 1.5%
Exelis, Inc.	20,000	350,600
Spirit AeroSystems Holdings, Inc. (a)	5,000	215,200
		565,800
Building Materials — 1.2%
Boise Cascade Co. (a)	9,700	360,355
Nortek, Inc. (a)	1,100	89,463
		449,818
Electronics — 2.9%
Avnet, Inc.	2,500	107,550
Benchmark Electronics, Inc. (a)	19,100	485,904
Jabil Circuit, Inc. (b)	18,100	395,123
Sanmina Corp. (a)	3,500	82,355
		1,070,932
Engineering & Construction — 2.0%
Argan, Inc.	8,400	282,576
EMCOR Group, Inc.	10,400	462,696
		745,272
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Miscellaneous Manufacturing — 1.6%
Blount International, Inc. (a)	20,700	$363,699
Trinity Industries, Inc. (b)	8,100	226,881
		590,580
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	4,300	483,578
Total Industrial (Cost $3,350,971)		3,905,980
Technology — 6.6%
Computers — 2.2%
Engility Holdings, Inc. (a)	7,000	299,600
Insight Enterprises, Inc. (a)	4,600	119,094
Lexmark International, Inc. (b)	9,500	392,065
		810,759
Semiconductors — 1.7%
QLogic Corp. (a)	16,200	215,784
Tessera Technologies, Inc.	11,600	414,816
		630,600
Software — 2.7%
Progress Software Corp. (a)	18,600	502,572
Take-Two Interactive Software, Inc. (a)(b)	18,400	515,752
		1,018,324
Total Technology (Cost $2,162,905)		2,459,683
Utilities — 3.4%
Electric — 1.4%
Portland General Electric Co.	13,300	503,139
Gas — 2.0%
UGI Corp.	12,500	474,750
Vectren Corp.	5,800	268,134
		742,884
Total Utilities (Cost $1,058,692)		1,246,023
Total Domestic Common Stocks (Cost $26,877,508)		30,455,870

Foreign Common Stocks — 12.0%

Bermuda — 7.0%
Household Products & Wares — 0.3%
Helen Of Troy Ltd. (a)	1,700	110,602
Insurance — 6.4%
Aspen Insurance Holdings Ltd.	11,100	485,847
Axis Capital Holdings Ltd.	8,900	454,701
Everest Re Group Ltd.	2,740	466,622
PartnerRe Ltd.	4,050	462,226
Validus Holdings Ltd.	12,000	498,720
		2,368,116
Oil & Gas — 0.3%
Nabors Industries Ltd.	8,400	109,032
Total Bermuda (Cost $2,240,189)		2,587,750
Canada — 1.7%
Commercial Services — 1.0%
FirstService Corp.	7,400	376,364

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   17

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2014 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks (Continued)

Mining — 0.7%
Dominion Diamond Corp. (a)	4,800	$86,208
Thompson Creek Metals Co., Inc. (a)	93,800	156,646
		242,854
Total Canada (Cost $568,909)		619,218
Curacao — 1.2%
Healthcare-Products — 1.2%
Orthofix International NV (a)	14,500	435,870
Total Curacao (Cost $479,327)		435,870
Netherlands — 1.2%
Software — 1.2%
AVG Technologies NV (a)(b)	23,100	455,994
Total Netherlands (Cost $397,561)		455,994
Singapore — 0.9%
Electronics — 0.9%
Flextronics International Ltd. (a)	30,700	343,226
Total Singapore (Cost $256,806)		343,226
Total Foreign Common Stocks (Cost $3,942,792)		4,442,058

Real Estate Investment Trusts — 5.2%

Hersha Hospitality Trust	41,500	291,745
Hospitality Properties Trust	9,700	300,700
RLJ Lodging Trust	11,400	382,242
Ryman Hospitality Properties (b)	8,900	469,386
Summit Hotel Properties, Inc.	37,900	471,476
		1,915,549
Total Real Estate Investment Trusts (Cost $1,694,386)		1,915,549

Rights — 0.0%

Providence Service Corp. Expiration: 02/09/2015 ^*	5,600	0
Total Rights (Cost $0)		0

Investments Purchased with Proceeds from Securities Lending — 24.9%

Money Market Funds — 24.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% (c)(d)	9,229,672	9,229,672
Total Investments Purchased with Proceeds from Securities Lending (Cost $9,229,672)		9,229,672
Total Investments (Cost $41,744,358) — 124.3%		46,043,149
Liabilities in Excess of Other Assets, Net (24.3)%		(9,002,560)
Total Net Assets — 100.0%		$37,040,589
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.0% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $0, representing 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

18   |   2 0 1 4  S E M I  -  A N N U A L  R E P O R T

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 79.7%

Basic Materials — 1.5%
Chemicals — 1.5%
Monsanto Co.	20,940	$2,501,702
Total Basic Materials (Cost $2,311,060)		2,501,702

Communications — 6.6%
Internet — 2.5%
Facebook, Inc. Class A (a)	21,010	1,639,200
Google, Inc. Class A (a)	1,590	843,749
Google, Inc. Class C (a)	3,120	1,642,368
		4,125,317

Media — 3.3%
CBS Corp. Class B	44,665	2,471,761
Time Warner, Inc. (b)	34,880	2,979,450
		5,451,211

Telecommunications — 0.8%
Palo Alto Networks, Inc. (a)(b)	10,435	1,279,018
Total Communications (Cost $10,198,558)		10,855,546

Consumer, Cyclical — 10.0%
Airlines — 5.3%
American Airlines Group, Inc.	90,494	4,853,193
AMR Corp. Escrow (a)^*	211,235	439,369
Delta Air Lines, Inc.	69,648	3,425,985
		8,718,547

Apparel — 1.2%
NIKE, Inc.	21,413	2,058,860

Distribution & Wholesale — 1.0%
HD Supply Holdings, Inc. (a)	55,880	1,647,901

Home Furnishings — 0.7%
Harman International Industries, Inc.	11,185	1,193,551

Leisure Time — 1.0%
Harley-Davidson, Inc.	24,275	1,599,965

Retail — 0.8%
L Brands, Inc.	15,070	1,304,308
Total Consumer, Cyclical (Cost $12,388,305)		16,523,132

Consumer, Non-cyclical — 30.9%
Biotechnology — 14.7%
Alexion Pharmaceuticals, Inc. (a)	7,775	1,438,608
Amgen, Inc.	41,544	6,617,544
Biogen Idec, Inc. (a)	23,949	8,129,488
Celgene Corp. (a)(b)	22,160	2,478,818
Gilead Sciences, Inc. (a)	38,768	3,654,272
Regeneron Pharmaceuticals, Inc. (a)(b)	3,016	1,237,314
Vertex Pharmaceuticals, Inc. (a)	5,083	603,860
		24,159,904

Commercial Services — 2.0%
Mastercard, Inc. Class A	38,260	3,296,482

Food — 0.9%
Tyson Foods, Inc. Class A	38,635	1,548,877
Healthcare-Products — 0.4%
Hospira, Inc. (a)	10,725	656,906
	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Healthcare-Services — 5.5%
Aetna, Inc.	23,546	$2,091,591
Community Health Systems, Inc. (a)	35,650	1,922,248
HCA Holdings, Inc. (a)	44,482	3,264,534
Tenet Healthcare Corp. (a)	33,480	1,696,432
		8,974,805

Pharmaceuticals — 7.4%
Abbott Laboratories	54,445	2,451,114
AbbVie, Inc.	36,715	2,402,630
Eli Lilly & Company (b)	51,976	3,585,824
Mead Johnson Nutrition Co.	37,230	3,743,104
		12,182,672
Total Consumer, Non-cyclical (Cost $43,518,869)		50,819,646

Energy — 2.5%
Oil & Gas — 2.5%
Anadarko Petroleum Corp.	19,871	1,639,357
EOG Resources, Inc.	8,610	792,723
Newfield Exploration Co. (a)	61,050	1,655,676
		4,087,756
Total Energy (Cost $4,325,426)		4,087,756

Financial — 8.9%
Banks — 3.9%
The Goldman Sachs Group, Inc.	15,427	2,990,215
Morgan Stanley	88,420	3,430,696
		6,420,911

Diversified Financial Services — 3.3%
The Charles Schwab Corp.	72,430	2,186,662
Visa, Inc. Class A (b)	12,635	3,312,897
		5,499,559

Insurance — 1.7%
Marsh & McLennan Cos., Inc.	48,513	2,776,884
Total Financial (Cost $12,182,240)		14,697,354

Industrial — 4.9%
Electronics — 1.1%
Honeywell International, Inc.	18,795	1,877,996

Machinery-Diversified — 1.2%
Cummins Inc.	14,310	2,063,073

Transportation — 2.6%
FedEx Corp. (b)	24,250	4,211,255
Total Industrial (Cost $7,197,071)		8,152,324

Technology — 14.4%
Computers — 3.0%
Apple Inc.	33,420	3,688,900
Hewlett-Packard Co.	30,925	1,241,020
		4,929,920

Semiconductors — 4.8%
Intel Corp.	67,585	2,452,660
Micron Technology, Inc. (a)	87,890	3,077,029
Texas Instruments Inc. (b)	45,655	2,440,944
		7,970,633

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   19

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2014 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Software — 6.6%
Activision Blizzard Inc. (b)	41,995	$846,199
Adobe Systems Inc. (a)	59,204	4,304,131
Intuit Inc.	22,335	2,059,064
Microsoft Corp.	77,475	3,598,714
		10,808,108
Total Technology (Cost $21,720,781)		23,708,661
Total Domestic Common Stocks (Cost $113,842,310)		131,346,121

Foreign Common Stocks — 16.8%

Belgium — 1.3%
Beverages — 1.3%
Anheuser-Busch InBev NV — ADR	19,325	2,170,584
Total Belgium (Cost $2,081,486)		2,170,584

Cayman Islands — 1.3%
Internet — 1.3%
Baidu, Inc. - SP-ADR (a)	9,245	2,107,583
Total Cayman Islands (Cost $2,107,160)		2,107,583

Finland — 1.0%
Telecommunications — 1.0%
Nokia OYJ - ADR	209,745	1,648,596
Total Finland (Cost $1,654,162)		1,648,596

France — 1.2%
Pharmaceuticals — 1.2%
Sanofi - ADR	45,125	2,058,151
Total France (Cost $2,287,848)		2,058,151

India — 0.7%
Banks — 0.7%
HDFC Bank Ltd. - ADR	23,765	1,206,074
Total India (Cost $1,174,461)		1,206,074

Ireland — 1.8%
Pharmaceuticals — 1.8%
Actavis PLC (a)	11,231	2,890,972
Total Ireland (Cost $2,479,028)		2,890,972

Netherlands — 1.7%
Semiconductors — 1.7%
NXP Semiconductor NV (a)	35,817	2,736,419
Total Netherlands (Cost $2,173,086)		2,736,419

Switzerland — 7.8%
Insurance — 1.8%
ACE Ltd.	25,697	2,952,071

Pharmaceuticals — 6.0%
Novartis AG - ADR (b)	40,580	3,760,143
Roche Holdings Ltd. - ADR	179,880	6,114,121
		9,874,264
Total Switzerland (Cost $11,996,217)		12,826,335
Total Foreign Common Stocks (Cost $25,953,448)		27,644,714
	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 11.9%

Money Market Funds — 11.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% (c)(d)	19,585,199	$19,585,199
Total Investments Purchased with Proceeds from Securities Lending (Cost $19,585,199)		19,585,199
Total Investments (Cost $159,380,957) — 108.4%		178,576,034
Liabilities in Excess of Other Assets, Net (8.4)%		(13,876,809)
Total Net Assets — 100.0%		$164,699,225

ADR - American Depositary Receipt

SP-ADR - Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $439,369, representing 0.3% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $439,369, representing 0.3% of net assets.

The accompanying notes are an integral part of the financial statements.

20   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Statements of Assets and Liabilities

December 31, 2014 (unaudited)

		Quaker Global	Quaker Mid-	Quaker Small-	Quaker
	Quaker Event	Tactical	Cap Value	Cap Value	Strategic
	Arbitrage Fund	Allocation Fund	Fund	Fund	Growth Fund

ASSETS:

Investments, at value (Note 11)	$108,002,867	$8,571,615	$10,717,627	$46,043,149	$178,576,034
Cash	11,998,336	—	248,010	268,584	5,171,991
Foreign currency, at value	1,587,324	—	—	—	—
Cash held at brokers	14,808,906	343,417	—	—	568,303
Receivables:
Dividends and interest	92,577	7,234	15,115	24,209	132,067
Capital shares sold	248,172	12,004	45,248	773	232,695
Investment securities sold	—	60,287	—	—	659,731
Securities lending income	2,504	107	617	6,484	1,690
Prepaid expenses and other assets	70,608	4,291	5,294	21,494	97,273
Total Assets	136,811,294	8,998,955	11,031,911	46,364,693	185,439,784

LIABILITIES:

Written options, at value	$496,533	$—	$—	$—	$—
Securities sold short, at value	6,708,526	163,460	—	—	—
Payables:
Due to advisor (Note 3)	109,385	8,444	8,474	31,223	205,253
Due to custodian	—	28,745	—	—	—
Capital shares redeemed	285,538	—	8,583	131	96,699
Upon return of securities loaned	11,171,533	815,735	1,596,110	9,229,672	19,585,199
Investment securities purchased	3,532,007	31,341	—	31,047	654,388
Dividends on securities sold short	2,958	—	—	—	—
Distribution fees	13,638	2,563	2,982	3,096	36,276
Trustee expenses	7,467	611	732	3,046	13,524
Chief compliance officer fees	4,806	349	430	1,900	8,308
Accrued expenses	67,508	7,934	8,982	23,989	140,912
Total liabilities	22,399,899	1,059,182	1,626,293	9,324,104	20,740,559
Net Assets	$114,411,395	$7,939,773	$9,405,618	$37,040,589	$164,699,225

NET ASSETS CONSIST OF:

Paid-in capital	$115,342,161	$17,924,418	$13,361,563	$32,741,548	$522,388,404
Accumulated net investment income (loss)	2,769,805	(66,729)	(47,558)	(65,708)	(1,984,412)
Accumulated net realized gain (loss) on investments	(262,606)	(11,003,003)	(5,834,348)	65,958	(374,899,844)
Net unrealized appreciation (depreciation) on investments:
Securities	(2,715,092)	1,051,825	1,925,961	4,298,791	19,195,077
Securities sold short	(580,509)	33,262	—	—	—
Written option contracts	(58,052)	—	—	—	—
Foreign currency transactions	(84,312)	—	—	—	—
Total net assets	$114,411,395	$7,939,773	$9,405,618	$37,040,589	$164,699,225
Total investments, at cost	$110,717,959	$7,519,790	$8,791,666	$41,744,358	$159,380,957
Includes loaned securities with a market value of	$10,778,226	$794,140	$1,530,864	$8,871,587	$19,053,432
Total foreign currency, at cost	$1,671,206	$—	$—	$—	$—
Proceeds from securities sold short	6,128,017	196,722	—	—	—
Premiums on options	438,481	—	—	—	—
Class A shares:
Net Assets	$37,121,967	$4,749,364	$5,903,263	$7,812,335	$81,130,340
Shares of beneficial interest outstanding(1)	2,861,909	437,832	238,316	338,603	3,183,348
Net asset value per share and redemption price per share	$12.97	$10.85	$24.77	$23.07	$25.49
Offering price per share (100/94.50 x net asset value per share)	$13.72	$11.48	$26.21	$24.41	$26.97
Class C shares:
Net Assets	$6,261,954	$1,814,067	$2,078,692	$1,705,704	$21,681,084
Shares of beneficial interest outstanding(1)	494,713	175,852	95,348	89,124	966,431
Net asset value per share and redemption price per share	$12.66	$10.32	$21.80	$19.14	$22.43
Institutional Class Shares:
Net Assets	$71,027,474	$1,376,342	$1,423,663	$27,522,550	$61,887,801
Shares of beneficial interest outstanding(1)	5,453,868	110,533	54,831	1,140,551	2,337,314
Net asset value per share and redemption price per share	$13.02	$12.45	$25.96	$24.13	$26.48

(1)	Unlimited number of shares of beneficial interest with a 0.01 par value authorized.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   21

Statements of Operations

For the Six-Month Period Ended December 31, 2014 (unaudited)

		Quaker Global	Quaker Mid-	Quaker Small-	Quaker
	Quaker Event	Tactical	Cap Value	Cap Value	Strategic
	Arbitrage Fund	Allocation Fund	Fund	Fund	Growth Fund

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes)	$640,633	$38,889	$72,904	$211,205	$720,948
Interest	1,068,854	—	—	—	—
Securities lending income	25,618	1,914	2,457	27,346	28,441
Total Income	1,735,105	40,803	75,361	238,551	749,389

Expenses:
Investment advisory fees (Note 3)	787,158	46,682	52,353	186,088	1,087,220
Funds administration and accounting fees	59,153	4,801	5,793	19,962	76,324
Transfer agent fees	123,547	9,517	12,485	24,613	186,922
Custody fees	12,115	3,173	2,325	6,338	8,769
Trustee fees and meeting expenses	17,822	1,070	1,458	5,609	24,501
Legal fees	9,590	549	751	2,896	12,678
Audit fees	13,281	805	1,104	4,163	18,503
Distribution fee — Class A	55,725	5,199	7,259	10,095	105,452
Distribution fee — Class C	31,693	9,960	10,493	8,791	111,820
Insurance	20,997	1,476	1,771	7,506	33,310
Officers’ compensation fees	31,798	1,959	2,667	10,060	44,850
Registration and filing expenses	34,967	2,472	3,090	12,423	55,717
Printing expenses	17,902	717	1,150	4,884	22,820
Dividends and interest on securities sold short	8,352	1,469	—	—	—
Other operating expenses	1,047	776	777	831	1,090
Total expenses	1,225,147	90,625	103,476	304,259	1,789,976
Investment advisory fees (reimbursed) or recovered (Note 3)	(84,160)	—	—	—	91,578
Net expenses	1,140,987	90,625	103,476	304,259	1,881,554
Net investment income (loss)	594,118	(49,822)	(28,115)	(65,708)	(1,132,165)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	1,241,715	504,530	533,712	716,252	13,009,142
Securities sold short	156,204	—	—	—	—
Written options	1,751,910	—	—	—	—
Foreign currency transactions	4,097	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments:
Securities	(5,716,596)	(214,149)	(467,957)	(543,739)	(3,311,970)
Securities sold short	(346,568)	23,175	—	—	—
Written options	(21,985)	—	—	—	—
Foreign currency transactions	(101,786)	—	—	—	—
Net realized and unrealized gain (loss) on investments	(3,033,009)	313,556	65,755	172,513	9,697,172
Net increase (decrease) in net assets resulting from operations	$(2,438,891)	$263,734	$37,640	$106,805	$8,565,007
(Foreign withholding taxes on dividends/tax reclaims/interest)	$(4,206)	$(113)	$(91)	$(222)	$(2,580)

The accompanying notes are an integral part of the financial statements.

22   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2014 (unaudited)

		Quaker	Quaker Mid-	Quaker Small-	Quaker
	Quaker Event	Global Tactical	Cap Value	Cap Value	Strategic
	Arbitrage Fund	Allocation Fund	Fund	Fund	Growth Fund

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income (loss)	$594,118	$(49,822)	$(28,115)	$(65,708)	$(1,132,165)
Net realized gain (loss) on investment transactions:
Securities	1,241,715	504,530	533,712	716,252	13,009,142
Securities sold short	156,204	—	—	—	—
Written options	1,751,910	—	—	—	—
Foreign currency transactions	4,097	—	—	—	—
Net change in unrealized appreciation (depreciation) of investment transactions:
Securities	(5,716,596)	(214,149)	(467,957)	(543,739)	(3,311,970)
Securities sold short	(346,568)	23,175	—	—	—
Written options	(21,985)	—	—	—	—
Foreign currency transactions	(101,786)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(2,438,891)	263,734	37,640	106,805	8,565,007

Distributions to shareholders from:
Net investment income — Class A	(306,809)	—	—	—	—
Net investment income — Class C	(11,982)	—	—	—	—
Net investment income — Institutional Class	(812,515)	—	—	—	—
Net realized capital gain — Class A	(1,997,309)	—	—	(414,711)	—
Net realized capital gain — Class C	(340,345)	—	—	(107,437)	—
Net realized capital gain — Institutional Class	(3,851,430)	—	—	(1,402,902)	—
Total distributions	(7,320,390)	—	—	(1,925,050)	—

Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	5,106,219	350,901	(657,887)	671,681	(12,848,798)
Total increase (decrease) in net assets	(4,653,062)	614,635	(620,247)	(1,146,564)	(4,283,791)

NET ASSETS

Beginning of period	119,064,457	7,325,138	10,025,865	38,187,153	168,983,016
End of period	$114,411,395	$7,939,773	$9,405,618	$37,040,589	$164,699,225
Undistributed (Accumulated) net investment income (loss), at end of period	$2,769,805	$(66,729)	$(47,558)	$(65,708)	$(1,984,412)

For the Fiscal Year Ended June 30, 2014

		Quaker	Quaker Mid-	Quaker Small-	Quaker
	Quaker Event	Global Tactical	Cap Value	Cap Value	Strategic
	Arbitrage Fund	Allocation Fund	Fund	Fund	Growth Fund

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income (loss)	$2,724,358	$(72,865)	$(49,206)	$(119,183)	$(1,973,295)
Net realized gain (loss) on investment transactions:
Securities	4,286,494	1,133,949	1,749,962	6,633,684	35,701,470
Securities sold short	(407,873)	6,386	—	—	—
Written options	(777,755)	—	—	—	—
Foreign currency transactions	26,590	—	—	—	—
Forwards	(14,974)	—	—	—	—
Net change in unrealized appreciation (depreciation) of investment transactions:
Securities	3,217,315	603,050	658,016	1,488,495	3,559,837
Securities sold short	(228,457)	(11,938)	—	—	—
Written options	78,628	—	—	—	—
Foreign currency transactions	21,680	—	—	—	—
Forwards	420	—	—	—	—
Net increase (decrease) in net assets resulting from operations	8,926,426	1,658,582	2,358,772	8,002,996	37,288,012

Distributions to shareholders from:
Net investment income — Class A	(27,671)	—	—	(21,954)	—
Net investment income — Institutional Class	(65,885)	—	—	(95,111)	—
Net realized capital gain — Class A	(216,462)	—	—	—	—
Net realized capital gain — Class C	(33,170)	—	—	—	—
Net realized capital gain — Institutional Class	(207,847)	—	—	—	—
Total distributions	(551,035)	—	—	(117,065)	—

Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	44,574,266	(939,131)	(1,237,219)	(2,444,037)	(26,094,689)
Total increase (decrease) in net assets	52,949,657	719,451	1,121,553	5,441,894	11,193,323

NET ASSETS
Beginning of period	66,114,800	6,605,687	8,904,312	32,745,259	157,789,693
End of period	$119,064,457	$7,325,138	$10,025,865	$38,187,153	$168,983,016
Undistributed (Accumulated) net investment income (loss), at end of period	$3,306,993	$(16,907)	$(19,443)	$—	$(852,247)

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   23

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month						For the Period		Year Ended
	Period from July 1, 2014		Years Ended June 30,				January 1, 2010		December 31,
	to December 31, 2014		2014	2013	2012	2011	to June 30, 2010		2009
Net asset value, beginning of period	$14.07		$12.81	$11.93	$12.50	$12.54	$11.80		$9.23
Income from investment operations:
Net investment income (loss)(1)	0.06		0.41	0.37	0.11	—	0.34		(0.05)
Net realized and unrealized gain (loss) on investments	(0.31)		0.93	0.65	(0.41)	0.06	0.40		2.62
Total from investment operations	(0.25)		1.34	1.02	(0.30)	0.06	0.74		2.57
Distributions to shareholders from:
Net investment income	(0.11)		(0.01)	(0.01)	—	(0.06)	—		—
Net realized capital gain	(0.74)		(0.07)	(0.13)	(0.27)	(0.04)	—		—
Total distributions	(0.85)		(0.08)	(0.14)	(0.27)	(0.10)	—		—
Net asset value, end of period	$12.97		$14.07	$12.81	$11.93	$12.50	$12.54		$11.80
Total Return(2)	(1.80	)%*	10.47%	8.70%	(2.31)%	0.47%	6.27	%*	27.84%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$37,122		$53,035	$35,232	$34,725	$25,413	$4,283		$2,918
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.13	%**	2.15%	2.37%	2.37%	2.30%	3.25	%**	3.86%
Expense net of fee waivers, if any(3)(5)	1.99	%**	1.99%	1.99%	1.99%	1.99%	2.44	%**	1.91%
Ratio of net investment income (loss) to average net assets ***:
Before waiver and expense reimbursement(3)	0.74	%**	2.85%	2.64%	0.55%	(0.28)%	5.59	%**	(0.47)%
After waiver and expense reimbursement(3)	0.88	%**	3.01%	3.02%	0.92%	0.04%	5.59	%**	(0.47)%
Portfolio turnover rate	129	%*	280%	186%	157%	99%	139	%*	226%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.12%**, 2.14%, 2.34%, 2.35%, 2.24%, 2.56%** and 3.46% for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011, for the period January 1, 2010 to June 30, 2010 and for the year ended December 31, 2009, respectively.

(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98%**, 1.98%, 1.96%, 1.98%, 1.93%, 1.76%** and 1.50% for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011, for the period January 1, 2010 to June 30, 2010 and for the year ended December 31, 2009, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

24   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class C
							For the Period
	(unaudited)						June 7, 2010
	For the Six-Month						(commencement
	Period from July 1, 2014		Years Ended June 30,				of operations) to
	to December 31, 2014		2014	2013	2012	2011	June 30, 2010
Net asset value, beginning of period	$13.72		$12.57	$11.78	$12.45	$12.55	$12.35
Income from investment operations:
Net investment income (loss)(1)	0.01		0.30	0.28	0.02	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.31)		0.92	0.64	(0.42)	0.04	0.41
Total from investment operations	(0.30)		1.22	0.92	(0.40)	(0.03)	0.20
Distributions to shareholders from:
Net investment income	(0.02)		—	—	—	(0.03)	—
Net realized capital gain	(0.74)		(0.07)	(0.13)	(0.27)	(0.04)	—
Total distributions	(0.76)		(0.07)	(0.13)	(0.27)	(0.07)	—
Net asset value, end of period	$12.66		$13.72	$12.57	$11.78	$12.45	$12.55
Total Return(2)	(2.19	)%*	9.72%	7.91%	(3.13)%	(0.24)%	1.62	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$6,262		$6,555	$5,954	$7,195	$4,369	$231
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	2.88	%**	2.90%	3.12%	3.12%	3.08%	2.74	%**
Expense net of fee waivers, if any(3)(5)	2.74	%**	2.74%	2.74%	2.74%	2.74%	2.74	%**
Ratio of net investment income (loss) to average net assets ***:
Before waiver and expense reimbursement(3)	(0.01	)%**	2.10%	1.89%	(0.17)%	(0.91)%	(29.65	)%**
After waiver and expense reimbursement(3)	0.13	%**	2.26%	2.27%	0.21%	(0.57)%	(29.65	)%**
Portfolio turnover rate	129	%*	280%	186%	157%	99%	139	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.87%**, 2.89%, 3.09%, 3.10%, 3.02% and 2.52%** for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011 and for the period June 7, 2010 to June 30, 2010, respectively.

(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.73%**, 2.73%, 2.71%, 2.73%, 2.68% and 2.52%** for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011 and for the period June 7, 2010 to June 30, 2010, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   25

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
							For the Period
	(unaudited)						June 7, 2010
	For the Six-Month						(commencement
	Period from July 1, 2014		Years Ended June 30,				of operations) to
	to December 31, 2014		2014	2013	2012	2011	June 30, 2010
Net asset value, beginning of period	$14.15		$12.86	$11.97	$12.52	$12.54	$12.35
Income from investment operations:
Net investment income (loss)(1)	0.08		0.44	0.40	0.13	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)		0.94	0.67	(0.41)	0.02	0.22
Total from investment operations	(0.24)		1.38	1.07	(0.28)	0.10	0.19
Distributions to shareholders from:
Net investment income	(0.15)		(0.02)	(0.05)	—	(0.08)	—
Net realized capital gain	(0.74)		(0.07)	(0.13)	(0.27)	(0.04)	—
Total distributions	(0.89)		(0.09)	(0.18)	(0.27)	(0.12)	—
Net asset value, end of period	$13.02		$14.15	$12.86	$11.97	$12.52	$12.54
Total Return(2)	(1.71	)%*	10.77%	9.04%	(2.14)%	0.72%	1.54	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$71,027		$59,474	$24,929	$13,292	$19,941	$743
Ratio of expenses to average net assets:
Expense before reductions(3)(4)	1.88	%**	1.90%	2.12%	2.09%	2.11%	3.00	%**
Expense net of fee waivers, if any(3)(5)	1.74	%**	1.74%	1.74%	1.74%	1.74%	3.00	%**
Ratio of net investment income (loss) to average net assets ***:
Before waiver and expense reimbursement(3)	0.99	%**	3.10%	2.89%	0.75%	0.26%	(3.81	)%**
After waiver and expense reimbursement(3)	1.13	%**	3.26%	3.27%	1.11%	0.62%	(3.81	)%**
Portfolio turnover rate	129	%*	280%	186%	157%	99%	139	%*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 1.87%**, 1.89%, 2.09%, 2.08%, 2.06% and 2.88%** for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011 and for the period June 7, 2010 to June 30, 2010, respectively.

(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.73%**, 1.73%, 1.71%, 1.73%, 1.70% and 2.88%** for the six-month period from July 1, 2014 to December 31, 2014, for the years ended June 30, 2014, 2013, 2012, 2011 and for the period June 7, 2010 to June 30, 2010, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

26   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.46		$8.30	$7.12	$7.51	$5.92	$5.37
Income from investment operations:
Net investment income (loss)(1)	(0.06)		(0.08)	(0.09)	(0.10)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	0.45		2.24	1.27	(0.29)	1.68	0.62
Total from investment operations	0.39		2.16	1.18	(0.39)	1.59	0.55
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$10.85		$10.46	$8.30	$7.12	$7.51	$5.92
Total Return(2)	3.73	%*	26.02%	16.57%	(5.19)%	26.86%	10.24%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,749		$3,992	$3,856	$5,707	$11,708	$12,889
Ratio of expenses to average net assets(3)	2.27	%**	2.19%	2.83%	2.68%	2.41%	2.32%
Ratio of net investment income (loss) to average net assets ***	(1.18	)%**	(0.80)%	(1.22)%	(1.41)%	(1.30)%	(1.12)%
Portfolio turnover rate	64	%*	130%	484%	880%	732%	1213%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.23%**, 2.15% and 2.83% for the six-month period from July 1, 2014 to December 31, 2014 and for the years ended June 30, 2014 and 2013, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.99		$7.98	$6.90	$7.34	$5.82	$5.32
Income from investment operations:
Net investment income (loss)(1)	(0.10)		(0.14)	(0.14)	(0.15)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	0.43		2.15	1.22	(0.29)	1.66	0.61
Total from investment operations	0.33		2.01	1.08	(0.44)	1.52	0.50
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$10.32		$9.99	$7.98	$6.90	$7.34	$5.82
Total Return(2)	3.30	%*	25.19%	15.65%	(5.99)%	26.12%	9.40%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,814		$2,093	$2,124	$3,158	$6,880	$9,512
Ratio of expenses to average net assets(3)	3.02	%**	2.94%	3.58%	3.43%	3.16%	3.07%
Ratio of net investment income (loss) to average net assets ***	(1.93	)%**	(1.55)%	(1.97)%	(2.15)%	(2.07)%	(1.87)%
Portfolio turnover rate	64	%*	130%	484%	880%	732%	1213%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 2.98%**, 2.90% and 3.58% for the six-month period from July 1, 2014 to December 31, 2014 and for the years ended June 30, 2014 and 2013, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   27

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.00		$9.49	$8.12	$8.55	$6.71	$6.08
Income from investment operations:
Net investment income (loss)(1)	(0.06)		(0.06)	(0.08)	(0.09)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.51		2.57	1.45	(0.34)	1.92	0.68
Total from investment operations	0.45		2.51	1.37	(0.43)	1.84	0.63
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$12.45		$12.00	$9.49	$8.12	$8.55	$6.71
Total Return(2)	3.75	%*	26.45%	16.87%	(5.03)%	27.42%	10.36%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,376		$1,240	$625	$899	$987	$877
Ratio of expenses to average net assets(3)	2.02	%**	1.94%	2.58%	2.47%	2.16%	1.86%
Ratio of net investment income (loss) to average net assets***	(0.93	)%**	(0.55)%	(0.97)%	(1.12)%	(1.05)%	(0.70)%
Portfolio turnover rate	64	%*	130%	484%	880%	732%	1213%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Ratio of expenses (excluding dividend and interest expense for securities sold short) were 1.98%**, 1.90% and 2.58% for the six-month period from July 1, 2014 to December 31, 2014 and for the years ended June 30, 2014 and 2013, respectively.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

28   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.62		$18.99	$15.73	$16.03	$11.99	$9.39
Income from investment operations:
Net investment income (loss)(1)	(0.06)		(0.09)	(0.14)	(0.11)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	0.21		5.72	3.40	(0.19)	4.17	2.65
Total from investment operations	0.15		5.63	3.26	(0.30)	4.04	2.60
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$24.77		$24.62	$18.99	$15.73	$16.03	$11.99
Total Return(2)	0.61	%*	29.65%	20.72%	(1.87)%	33.69%	27.69%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$5,903		$5,724	$6,029	$6,114	$7,229	$6,796
Ratio of expenses to average net assets	1.97	%**	2.03%	2.19%	2.21%	2.13%	2.09%
Ratio of net investment income (loss) to average net assets	(0.46	)%**	(0.42)%	(0.80)%	(0.70)%	(0.88)%	(0.41)%
Portfolio turnover rate	21	%*	62%	47%	42%	27%	51%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$21.75		$16.91	$14.11	$14.48	$10.92	$8.61
Income from investment operations:
Net investment income (loss)(1)	(0.13)		(0.22)	(0.24)	(0.20)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments	0.18		5.06	3.04	(0.17)	3.78	2.43
Total from investment operations	0.05		4.84	2.80	(0.37)	3.56	2.31
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$21.80		$21.75	$16.91	$14.11	$14.48	$10.92
Total Return(2)	0.23	%*	28.62%	19.84%	(2.56)%	32.60%	26.83%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,079		$2,086	$1,815	$1,950	$2,577	$2,427
Ratio of expenses to average net assets	2.72	%**	2.78%	2.94%	2.96%	2.88%	2.83%
Ratio of net investment income (loss) to average net assets	(1.21	)%**	(1.17)%	(1.55)%	(1.45)%	(1.63)%	(1.16)%
Portfolio turnover rate	21	%*	62%	47%	42%	27%	51%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   29

Financial Highlights

Quaker Mid-Cap Value Fund

For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$25.77		$19.83	$16.39	$16.66	$12.43	$9.70
Income from investment operations:
Net investment income (loss)(1)	(0.03)		(0.04)	(0.10)	(0.07)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	0.22		5.98	3.54	(0.20)	4.33	2.75
Total from investment operations	0.19		5.94	3.44	(0.27)	4.23	2.73
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$25.96		$25.77	$19.83	$16.39	$16.66	$12.43
Total Return(2)	0.74	%*	29.95%	20.99%	(1.62)%	34.03%	28.14%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,424		$2,216	$1,060	$351	$433	$245
Ratio of expenses to average net assets	1.72	%**	1.78%	1.94%	1.96%	1.87%	1.84%
Ratio of net investment income (loss) to average net assets	(0.21	)%**	(0.17)%	(0.55)%	(0.45)%	(0.62)%	(0.19)%
Portfolio turnover rate	21	%*	62%	47%	42%	27%	51%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

30   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.28		$19.50	$15.85	$16.53	$11.54	$9.90
Income from investment operations:
Net investment income (loss)(1)	(0.06)		(0.11)	0.09	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.14		4.95	3.58	(0.60)	5.04	1.71
Total from investment operations	0.08		4.84	3.67	(0.68)	4.99	1.64
Distributions to shareholders from:
Net investment income	—		(0.06)	(0.02)	—	—	—
Net realized capital gain	(1.29)		—	—	—	—	—
Total distributions	(1.29)		(0.06)	(0.02)	—	—	—
Net asset value, end of period	$23.07		$24.28	$19.50	$15.85	$16.53	$11.54
Total Return(2)	0.26	%*	24.83%	23.17%	(4.11)%	43.24%	16.57%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$7,812		$8,512	$7,727	$8,347	$14,168	$19,398
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.78	%**	1.83%	1.93%	1.96%	1.98%	1.89%
After expense reimbursements and waived fees	1.78	%**	1.83%	1.93%	1.96%	1.98%	1.83%
Ratio of net investment income (loss) to average net assets	(0.50	)%**	(0.47)%	0.49%	(0.52)%	(0.35)%	(0.60)%
Portfolio turnover rate	62	%*	176%	142%	158%	131%	113%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.43		$16.49	$13.49	$14.17	$9.98	$8.62
Income from investment operations:
Net investment income (loss)(1)	(0.13)		(0.23)	(0.04)	(0.16)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.13		4.17	3.04	(0.52)	4.33	1.50
Total from investment operations	(0.00)		3.94	3.00	(0.68)	4.19	1.36
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	(1.29)		—	—	—	—	—
Total distributions	(1.29)		—	—	—	—	—
Net asset value, end of period	$19.14		$20.43	$16.49	$13.49	$14.17	$9.98
Total Return(2)	(0.08	)%*	23.89%	22.24%	(4.80)%	41.98%	15.78%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,706		$1,806	$1,625	$1,863	$2,524	$2,085
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.53	%**	2.58%	2.68%	2.70%	2.73%	2.63%
After expense reimbursements and waived fees	2.53	%**	2.58%	2.68%	2.70%	2.73%	2.57%
Ratio of net investment income (loss) to average net assets	(1.25	)%**	(1.22)%	(0.26)%	(1.25)%	(1.15)%	(1.36)%
Portfolio turnover rate	62	%*	176%	142%	158%	131%	113%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   31

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$25.30		$20.29	$16.50	$17.15	$11.96	$10.24
Income from investment operations:
Net investment income (loss)(1)	(0.03)		(0.05)	0.13	(0.04)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	0.15		5.14	3.73	(0.61)	5.20	1.77
Total from investment operations	0.12		5.09	3.86	(0.65)	5.19	1.73
Distributions to shareholders from:
Net investment income	—		(0.08)	(0.07)	—	—	(0.01)
Net realized capital gain	(1.29)		—	—	—	—	—
Total distributions	(1.29)		(0.08)	(0.07)	—	—	(0.01)
Net asset value, end of period	$24.13		$25.30	$20.29	$16.50	$17.15	$11.96
Total Return(2)	0.41	%*	25.13%	23.44%	(3.79)%	43.39%	16.90%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$27,523		$27,868	$23,393	$20,028	$23,073	$61,004
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.53	%**	1.58%	1.68%	1.71%	1.73%	1.64%
After expense reimbursements and waived fees	1.53	%**	1.58%	1.68%	1.71%	1.73%	1.58%
Ratio of net investment income (loss) to average net assets	(0.25	)%**	(0.22)%	0.74%	(0.25)%	(0.07)%	(0.35)%
Portfolio turnover rate	62	%*	176%	142%	158%	131%	113%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

32   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$24.19		$19.31	$16.13	$16.53	$13.33	$12.33
Income from investment operations:
Net investment income (loss)(1)	(0.17)		(0.26)	(0.15)	(0.15)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	1.47		5.14	3.33	(0.25)	3.34	1.10
Total from investment operations	1.30		4.88	3.18	(0.40)	3.20	1.00
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$25.49		$24.19	$19.31	$16.13	$16.53	$13.33
Total Return(2)	5.37	%*	25.27%	19.71%	(2.42)%	24.01%	8.11%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$81,130		$87,053	$88,970	$111,778	$186,877	$306,523
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)	2.13	%**	2.15%	2.36%	2.30%	2.21%	1.99%
After expense reimbursements or recoveries(3)	2.24	%**	2.24%	2.24%	2.24%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements or recoveries(3)	(1.23	)%**	(1.06)%	(0.98)%	(1.03)%	(1.14)%	(0.69)%
After expense reimbursements or recoveries(3)	(1.34	)%**	(1.15)%	(0.86)%	(0.98)%	(0.92)%	(0.69)%
Portfolio turnover rate	74	%*	170%	294%	178%	136%	276%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$21.37		$17.19	$14.47	$14.94	$12.14	$11.31
Income from investment operations:
Net investment income (loss)(1)	(0.23)		(0.37)	(0.25)	(0.24)	(0.23)	(0.19)
Net realized and unrealized gain (loss) on investments	1.29		4.55	2.97	(0.23)	3.03	1.02
Total from investment operations	1.06		4.18	2.72	(0.47)	2.80	0.83
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$22.43		$21.37	$17.19	$14.47	$14.94	$12.14
Total Return(2)	4.96	%*	24.32%	18.80%	(3.15)%	23.06%	7.34%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$21,681		$22,931	$22,968	$27,102	$42,729	$63,002
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)	2.88	%**	2.90%	3.11%	3.04%	2.96%	2.74%
After expense reimbursements or recoveries(3)	2.99	%**	2.99%	2.99%	2.99%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements or recoveries(3)	(1.98	)%**	(1.81)%	(1.74)%	(1.77)%	(1.90)%	(1.44)%
After expense reimbursements or recoveries(3)	(2.09	)%**	(1.90)%	(1.62)%	(1.72)%	(1.68)%	(1.44)%
Portfolio turnover rate	74	%*	170%	294%	178%	136%	276%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expenses reimbursed reflect reductions and expenses recovered reflect increases to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   33

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2014		Years Ended June 30,
	to December 31, 2014		2014	2013	2012	2011	2010
Net asset value, beginning of period	$25.10		$19.99	$16.66	$17.03	$13.71	$12.65
Income from investment operations:
Net investment income (loss)(1)	(0.14)		(0.21)	(0.11)	(0.11)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	1.52		5.32	3.44	(0.26)	3.43	1.13
Total from investment operations	1.38		5.11	3.33	(0.37)	3.32	1.06
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$26.48		$25.10	$19.99	$16.66	$17.03	$13.71
Total Return(2)	5.50	%*	25.56%	19.99%	(2.17)%	24.22%	8.38%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$61,888		$58,999	$45,851	$40,288	$41,519	$20,355
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)	1.88	%**	1.90%	2.11%	2.03%	1.97%	1.75%
After expense reimbursements or recoveries(3)	1.99	%**	1.99%	1.99%	1.99%	1.74%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements or recoveries(3)	(0.98	)%**	(0.81)%	(0.74)%	(0.72)%	(0.89)%	(0.46)%
After expense reimbursements or recoveries(3)	(1.09	)%**	(0.90)%	(0.62)%	(0.68)%	(0.66)%	(0.46)%
Portfolio turnover rate	74	%*	170%	294%	178%	136%	276%

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expenses reimbursed reflect reductions and expenses recovered reflect increases to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

34   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has five series: Quaker Event Arbitrage Fund (“Event Arbitrage”), Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified. The investment objectives of each Fund are set forth below.

Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”).The predecessor Event Driven Fund commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class Shares). Class A Shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class Shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds. Quaker Funds, Inc. (“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

Short-term investments are valued at amortized cost, which approximates fair market value.

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Funds are required to disclose information regarding the fair value measurements of the Funds’ assets and liabilities. Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are the cost of prior transactions in the secondary market, last traded price, principal after change in indenture, single broker quotes and discounts applied for a lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level I — Quoted prices in active markets for identical securities.

Level II — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   35

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Level III — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Description	EVENT ARBITRAGE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$64,034,782	$1,005,227	$2,242,590	$67,282,599
Foreign Common Stocks		11,089,460	—	1,413	11,090,873
Preferred Stocks		241,633	—	993,000	1,234,633
Real Estate Investment Trusts		5,065,713	—	—	5,065,713
Rights		21,375	—	0	21,375
Structured Notes		—	—	4,472,675	4,472,675
Asset Backed Securities		—	385,573	—	385,573
Convertible Bonds		—	889,196	100,000	989,196
Corporate Bonds		—	3,266,922	954,517	4,221,439
Mortgage Backed Securities		—	477,370	—	477,370
Municipal Bonds		—	744,288	—	744,288
Term Loan		—	—	511,054	511,054
Purchased Options		229,496	105,050	—	334,546
Investments Purchased with Proceeds from Securities Lending		11,171,533	—	—	11,171,533
Total Investments in Securities		$91,853,992	$6,873,626	$9,275,249	$108,002,867
Common Stocks sold short		(6,219,064)	—	—	(6,219,064)
Real Estate Investment Trusts sold short		(489,462)	—	—	(489,462)
Written Options		(341,071)	(155,462)	—	(496,533)
Total Investments in Securities sold short		$(7,049,597)	$(155,462)	$—	$(7,205,059)

Description	GLOBAL TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Total
Common Stocks		$7,517,291	$—	$15,808	$7,533,099
Exchange-Traded Funds		222,781	—	—	222,781
Investments Purchased with Proceeds from Securities Lending		815,735	—	—	815,735
Total Investments in Securities		$8,555,807	$—	$15,808	$8,571,615
Exchange-Traded Funds sold short		(163,460)	—	—	(163,460)
Total Investments in Securities sold short		$(163,460)	$—	$—	$(163,460)

Description	MID-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$7,655,316	$—	$—	$7,655,316
Foreign Common Stocks		552,287	—	—	552,287
Real Estate Investment Trusts		913,914	—	—	913,914
Investments Purchased with Proceeds from Securities Lending		1,596,110	—	—	1,596,110
Total Investments in Securities		$10,717,627	$—	$—	$10,717,627

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Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Description	SMALL-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$30,455,870	$—	$—	$30,455,870
Foreign Common Stocks		4,442,058	—	—	4,442,058
Real Estate Investment Trusts		1,915,549	—	—	1,915,549
Rights		—	—	0	0
Investments Purchased with Proceeds from Securities Lending		9,229,672	—	—	9,229,672
Total Investments in Securities		$46,043,149	$—	$0	$46,043,149

Description	STRATEGIC GROWTH FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$130,906,752	$—	$439,369	$131,346,121
Foreign Common Stocks		27,644,714	—	—	27,644,714
Investments Purchased with Proceeds from Securities Lending		19,585,199	—	—	19,585,199
Total Investments in Securities		$178,136,665	$—	$439,369	$178,576,034

Refer to the Fund’s Schedules of Investments for industry classifications.

Level 3 Reconciliation

The following is a reconciliation of Event Arbitrage’s, Global Tactical Allocation’s, Small-Cap Value’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakout:

EVENT ARBITRAGE FUND	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2014
Common Stocks	$995,046	$1,190,549	$—	$—	$56,995	$—	$1,413	$—	$2,244,003
Preferred Stocks	1,053,000	—	—	—	(60,000)	—	—	—	993,000
Rights	0	—	—	—	—	—	—	—	0
Structured Notes	4,061,003	4,769,430	(4,693,339)	479,288	$(143,707)	—	—	—	4,472,675
Convertible Bonds	100,000	—	—	—	—	—	—	—	100,000
Corporate Bonds	630,000	57,000	—	—	71,441	—	196,076	—	954,517
Term Loan	511,054	—	—	—	—	—	—	—	511,054
	$7,350,103	$6,016,979	$(4,693,339)	$479,288	$(75,271)	$—	$197,489	$—	$9,275,249
Written Options	$(496,854)	$—	$474,561	$28,839	$(6,546)	$—	$—	$—	$—
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2014									$(228,319)

GLOBAL TACTICAL ALLOCATION FUND	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2014
Common Stocks	$13,148	$—	$—	$—	$2,660	$—	$—	$—	$15,808
	$13,148	$—	$—	$—	$2,660	$—	$—	$—	$15,808
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2014									$2,660

SMALL-CAP VALUE FUND	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2014
Rights	$—	$0	$—	$—	$0	$—	$—	$—	$0
	$—	$0	$—	$—	$0	$—	$—	$—	$0
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2014									$0

STRATEGIC GROWTH FUND	Balance as of June 30, 2014	Purchases	Sales	Realized gain (loss)	Net Unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2014
Common Stocks	$365,437	$—	$—	$—	$73,932	$—	$—	$—	$439,369
	$365,437	$—	$—	$—	$73,932	$—	$—	$—	$439,369
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2014									$73,932

Transfers are recognized at the end of the reporting period.

2 0 1 4  S E M I - A N N U A L  R E P O R T    |   37

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2014, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$1,005,227	Due to a decrease of market activity.
Transfers out of Level 1 into Level 3	$1,413	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$798,672	Due to an increase of market activity.
Transfers out of Level 2 into Level 3	$196,076	Due to a decrease of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2014:

EVENT ARBITRAGE FUND	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input
Common Stocks	$0	Qualitative assessment	Uncertainty of any additional future payout
Common Stocks	0	Qualitative assessment	Future payout implied on last traded price and payments to date
Common Stocks	2,243,594	Qualitative assessment	Last traded price
Common Stocks	409	Qualitative assessment	Last traded price of pre-conversion bond adjusted to post-reorg. equity
Preferred Stocks	380,000	Qualitative assessment	Single broker quote
Preferred Stocks	613,000	Qualitative assessment	Last traded price
Rights	0	Qualitative assessment	Uncertainty of any additional future payout
Structured Notes	4,472,675	Qualitative assessment	Single broker quote
Convertible Bonds	100,000	Qualitative assessment	Principal after changes in indenture
Corporate Bonds	0	Qualitative assessment	Uncertainty of any additional future payout
Corporate Bonds	906,076	Qualitative assessment	Single broker quote
Corporate Bonds	48,441	Qualitative assessment	Last traded price
Term Loan	511,054	Qualitative assessment	Prior transaction cost

GLOBAL TACTICAL ALLOCATION FUND	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input
Common Stocks	$15,808	Qualitative assessment	Projected final distribution, discounted for lack of marketability

SMALL-CAP VALUE FUND	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input
Rights	$0	Qualitative assessment	No active market

STRATEGIC GROWTH FUND	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input
Common Stocks	$439,369	Qualitative assessment	Projected final distribution, discounted for lack of marketability

B.   Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the three open tax years as of June 30, 2014 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.   Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D.   Short Sales of Investments. Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

E.   Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

F.   Purchased Options. Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

G.   Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

H.   Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I.   Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

J.   Portfolio Investment Risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

K.   Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L.   Expense Allocations. Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

M.   Distributions to Shareholders. Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

N.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

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Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

O. Security Loans. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

P. Derivative Instruments. The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2014 was as follows:

Event Arbitrage

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$496,533
Purchased Options	334,546	—

(1)   Statements of Assets and Liabilities location: Investments, at value.

(2)    Statements of Assets and Liabilities location: Written options, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six-month period ending December 31, 2014 was as follows:

Event Arbitrage

Derivative	Realized Gain(Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$1,751,910	$(21,985)
Purchased Options	1,644,675	(972,082)
(1)	Statements of Operations location: Net realized gain (loss) from written options and net realized gain (loss) from investments.
(2)	Statements of Operations location:Net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on investments.

For the six-month period ending December 31, 2014 the Event Arbitrage Fund had: long option contracts (17,152 contracts) were purchased and $3,185,058 in premiums were paid, written option contracts (38,642 contracts) were opened and $4,195,760 in premiums were received.

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Event Arbitrage	N/A
Global Tactical Allocation	DG Capital Management, Inc.
Mid-Cap Value	Kennedy Capital Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, LP
Strategic Growth	DG Capital Management, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ending December 31, 2014. Amounts are expressed as an annualized percentage of average net assets.

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub-adviser	Advisory & subadvisory fees (reimbursed)/ recovered
Event Arbitrage	1.30%	N/A	(0.14)%
Global Tactical Allocation	1.25%	0.75%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Value	1.00%	0.65%	N/A
Strategic Growth	1.30%	0.75%	0.11%

For the six-month period ending December 31, 2014, QFI and the sub-advisers earned and reimbursed fees as follows:

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub-adviser	Advisory & subadvisory fees (reimbursed)/ recovered
Event Arbitrage	$787,158	N/A	$(84,160)
Global Tactical Allocation	46,682	$28,009	N/A
Mid-Cap Value	52,353	37,395	N/A
Small-Cap Value	186,088	120,957	N/A
Strategic Growth	1,087,220	627,242	91,578

QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of Event Arbitrage were less than the annualized expense ratio, the Trust, on behalf of Event Arbitrage, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2014 until October 28, 2015. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

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Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

Additionally, QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A shares, 3.35% for Class C shares, and 2.35% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

Additionally, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Strategic Growth (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.24% for Class A shares, 2.99% for Class C shares, and 1.99% for Institutional Class shares of the average net assets of each class, respectively. QFI has agreed to pass these waivers onto the shareholders. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of Strategic Growth were less than the annualized expense ratio, the Trust, on behalf of Strategic Growth, would reimburse the sub-adviser for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the five years following 2011 and the three years following 2013 at which the sub-adviser waived fees or assumed expenses for Strategic Growth, and (b) can be repaid without causing the expenses of Strategic Growth to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2014 until October 28, 2015. This agreement shall automatically terminate upon termination of the advisory agreement, sub-advisory agreement or, with respect to Strategic Growth, in the event of its merger or liquidation.

At December 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of Event Arbitrage and Strategic Growth that may be recovered are $633,557 and $503,998, respectively. The Adviser may recapture portions of the above amounts no later than the dates stated below.

	June 30, 2015	June 30, 2016	June 30, 2017	June 30, 2018
Event Arbitrage	$187,347	$218,279	$143,771	$84,160
Strategic Growth	—	503,998	—	—

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ending December 31, 2014, the Distributor received underwriter concessions from the sale of Funds’ shares as follows:

Fund	Amount
Event Arbitrage	$1,234
Global Tactical Allocation	93
Mid-Cap Value	12
Small-Cap Value	156
Strategic Growth	2,682

Except for the Trust’s Chief Compliance Officer (“CCO”),employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2014, the Funds compensated the CCO as follows:

Fund	Amount
Event Arbitrage	$31,798
Global Tactical Allocation	1,959
Mid-Cap Value	2,667
Small-Cap Value	10,060
Strategic Growth	44,850

Note 4 — Purchases and Sales of Investments

For the six-month period ending December 31, 2014 aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
Event Arbitrage	$130,032,863	$113,790,223
Global Tactical Allocation	4,970,538	4,658,996
Mid-Cap Value	2,050,831	2,558,938
Small-Cap Value	22,760,421	23,430,182
Strategic Growth	118,228,617	130,792,652

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ending December 31, 2014 are as follows:

	Event Arbitrage
	Number of	Option
	Contracts	Premiums
Options outstanding at beginning of period	22,668	$3,463,627
Options written	38,642	4,195,760
Options closed	(21,619)	(3,508,389)
Options exercised	(11,852)	(1,915,909)
Options expired	(22,931)	(1,796,608)
Options outstanding at end of period	4,908	$438,481

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Notes to the Financial Statements

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2014 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Event Arbitrage	$94,924,035	$5,451,466	$(3,255,772)	$2,195,694
Global Tactical Allocation	6,436,771	1,265,781	(33,061)	1,232,720
Mid-Cap Value	8,787,039	2,387,846	(40,419)	2,347,427
Small-Cap Value	38,119,087	5,416,753	(575,370)	4,841,383
Strategic Growth	160,959,535	22,155,541	(220,448)	21,935,093

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Late Year	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gain	Carryforward	Loss	Earnings/(Loss)
Event Arbitrage	$1,942,740	$4,154,612	$2,731,163	$—	$—	$8,828,515
Global Tactical Allocation	1,242,807	—	—	(11,474,279)	(16,907)	(10,248,379)
Mid-Cap Value	2,347,427	—	—	(6,321,569)	(19,443)	(3,993,585)
Small-Cap Value	4,841,383	1,275,903	—	—	—	6,117,286
Strategic Growth	21,935,093	—	—	(387,337,032)	(852,247)	(366,254,186)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, the differing book/tax treatment of unrealized appreciation/depreciation on forward foreign currency contracts, and outstanding PFIC adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2014, the capital loss carryovers for the Funds were as follows:

	Capital Loss Carryovers Expiring		Late Year	Capital Loss
Fund	2018	2017	Loss	Utilized
Event Arbitrage	$—	$—	$—	$—
Global Tactical Allocation	2,718,683	8,755,596	16,907	1,110,183
Mid-Cap Value	1,170,572	5,150,997	19,443	1,739,840
Small-Cap Value	—	—	—	5,165,206
Strategic Growth	164,714,297	222,622,735	852,247	35,164,482

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ending December 31, 2014* and for the fiscal year ending June 30, 2014 were as follows:

	Ordinary Income		Long-Term Capital Gain
Fund	Six-Month Period Ending December 31, 2014	Fiscal Year Ending June 30, 2014	Six-Month Period Ending December 31, 2014	Fiscal Year Ending June 30, 2014
Event Arbitrage	$4,589,152	$551,035	$2,731,238	$—
Global Tactical Allocation	—	—	—	—
Mid-Cap Value	—	—	—	—
Small-Cap Value	1,275,915	117,065	649,135	—
Strategic Growth	—	—	—	—

* Tax information for the six-month period ending December 31, 2014 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year ending June 30, 2015.

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Note 8 — Fund Share Transactions

At December 31, 2014, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

Event Arbitrage
	For the Six-Month Period Ended December 31, 2014				For the Fiscal Year Ended June 30, 2014
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	398,023	(1,458,716)	153,699	2,861,909	2,023,265	(1,022,262)	16,919	3,768,903
Value	$5,479,018	$(19,984,833)	$1,999,629		$27,263,608	$(13,672,859)	$228,577
Class C
Shares	45,948	(55,399)	26,248	494,713	127,679	(125,728)	2,324	477,916
Value	$612,403	$(741,882)	$333,092		$1,686,768	$(1,645,105)	$30,719
Institutional Class
Shares	2,142,391	(1,151,677)	259,644	5,453,868	2,977,895	(729,663)	16,276	4,203,510
Value	$29,699,402	$(15,681,560)	$3,390,950		$40,315,673	$(9,853,990)	$220,875

Global Tactical Allocation
	For the Six-Month Period Ended December 31, 2014				For the Fiscal Year Ended June 30, 2014
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	92,689	(36,353)	—	437,832	51,669	(134,765)	—	381,496
Value	$986,400	$(381,478)	$—		$479,932	$(1,288,291)	$—
Class C
Shares	152	(33,842)	—	175,852	9,849	(66,493)	—	209,542
Value	$1,500	$(339,791)	$—		$90,711	$(614,304)	$—
Institutional Class
Shares	16,608	(9,489)	—	110,533	46,116	(8,570)	—	103,414
Value	$198,505	$(114,235)	$—		$492,035	$(99,214)	$—

Mid-Cap Value
	For the Six-Month Period Ended December 31, 2014				For the Fiscal Year Ended June 30, 2014
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	16,656	(10,853)	—	238,316	27,174	(112,092)	—	232,513
Value	$410,248	$(263,120)	$—		$583,357	$(2,415,606)	$—
Class C
Shares	6,706	(7,284)	—	95,348	3,424	(14,867)	—	95,926
Value	$144,025	$(157,019)	$—		$71,274	$(278,978)	$—
Institutional Class
Shares	5,107	(36,258)	—	54,831	39,622	(7,083)	—	85,982
Value	$131,657	$(923,678)	$—		$965,121	$(162,387)	$—

Small-Cap Value
	For the Six-Month Period Ended December 31, 2014				For the Fiscal Year Ended June 30, 2014
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	9,381	(38,054)	16,692	338,603	10,449	(57,104)	872	350,584
Value	$219,135	$(903,240)	$389,261		$237,119	$(1,292,311)	$20,125
Class C
Shares	6,644	(10,913)	4,997	89,124	4,192	(14,364)	—	88,396
Value	$132,490	$(217,724)	$96,689		$80,147	$(266,783)	$—
Institutional Class
Shares	15,609	(19,999)	43,622	1,140,551	27,778	(82,487)	2,892	1,101,319
Value	$382,996	$(491,856)	$1,063,930		$652,335	$(1,944,101)	$69,432

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Notes to the Financial Statements

Note 8 — Fund Share Transactions (Continued)

Strategic Growth
	For the Six-Month Period Ended December 31, 2014				For the Fiscal Year Ended June 30, 2014
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	66,996	(483,003)	—	3,183,348	172,716	(1,180,586)	—	3,599,355
Value	$1,644,405	$(11,885,863)	$—		$3,777,874	$(25,888,622)	$—
Class C
Shares	2,878	(109,475)	—	966,431	16,505	(279,526)	—	1,073,028
Value	$62,263	$(2,374,651)	$—		$321,354	$(5,496,331)	$—
Institutional Class
Shares	272,199	(285,888)	—	2,337,314	598,508	(541,639)	—	2,351,003
Value	$6,947,256	$(7,242,208)	$—		$13,593,469	$(12,402,433)	$—

Note 9 — Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties. The MNA allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MNA also specify collateral posting arrangements at pre-arranged exposure levels. Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of December 31, 2014:

Liabilities:

		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Statements of Assets and Liabilities	Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Event Arbitrage
Written Options	$496,533	$—	$496,533	$—	$496,533	$—
Securities Lending	11,171,533	—	11,171,533	11,171,533	—	—
	11,668,066	—	11,668,066	11,171,533	496,533	—
Global Tactical Allocation
Securities Lending	815,735	—	815,735	815,735	—	—
Mid-Cap Value
Securities Lending	1,596,110	—	1,596,110	1,596,110	—	—
Small-Cap Value
Securities Lending	9,229,672	—	9,229,672	9,229,672	—	—
Strategic Growth
Securities Lending	19,585,199	—	19,585,199	19,585,199	—	—

44   |   2 0 1 4  S E M I - A N N U A L  R E P O R T

Note 10 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependant on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

The Funds hold shares of the Mount Vernon Securities Lending Trust Prime Portfolio as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in Certificates of Deposits, Asset Backed and Financial Company Commercial Paper, and Repurchase Agreements.

At December 31, 2014, the aggregate market value of loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Event Arbitrage	$10,778,226	$11,171,533	9.8%
Global Tactical Allocation	794,140	815,735	10.3%
Mid-Cap Value	1,530,864	1,596,110	17.0%
Small-Cap Value	8,871,587	9,229,672	24.9%
Strategic Growth	19,053,432	19,585,199	11.9%

Note 12 — Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Funds’ financial statement disclosures.

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2 0 1 4  S E M I - A N N U A L  R E P O R T   |   45

The Quaker Funds are distributed by
Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com

©2014 Quaker® Investment Trust

QKSAR 122014

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	February 27, 2015

By (Signature and Title)	/s/ Laurie Keyes
Laurie Keyes,
Treasurer

Date	February 27, 2015